UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-05601

SEI Institutional International Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2015

Date of reporting period: June 30, 2015

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 92.2%

Australia — 2.6%
Alumina	421,737	$496
Amcor	552,346	5,824
AMP	98,120	454
APA Group	201,256	1,275
Australia & New Zealand Banking Group	222,375	5,503
Australian Stock Exchange	50,546	1,550
Bendigo & Adelaide Bank	63,662	600
Boral	23,149	104
Brambles	694,305	5,657
Caltex Australia	185,362	4,538
Cochlear	10,440	643
Commonwealth Bank of Australia	197,633	12,931
CSL	64,084	4,259
CSR	633,976	1,774
Dexus Property Group (A)	128,349	720
Downer EDI	168,919	621
Echo Entertainment Group	154,008	516
Federation Centres (A)	232,451	522
Goodman Group (A)	266,047	1,282
GPT Group (A)	202,429	666
Insurance Australia Group	1,888,221	8,098
Lend Lease	127,221	1,470
Macquarie Group	60,286	3,772
Nufarm	46,389	258
Qantas Airways *	1,071,309	2,602
Ramsay Health Care	13,363	631
Regis Healthcare *	35,746	142
Sandfire Resources NL	16,266	72
Scentre Group (A)	380,413	1,096
Stockland (A)	199,487	629
Suncorp Group	28,521	294
Tatts Group	251,629	719
Telstra	265,264	1,252
Transurban Group	225,935	1,615
Westfield (A)	354,686	2,486

		75,071

Austria — 0.3%
Andritz	114,265	6,321
Immobilien Anlagen	5,092	89
OMV	33,055	909

		7,319

Belgium — 1.7%
Ageas	259,056	9,974
AGFA-Gevaert *	70,231	196
Anheuser-Busch InBev	22,206	2,660
Colruyt	132,466	5,928
Delhaize Group	72,238	5,961
Groupe Bruxelles Lambert	75,982	6,112
KBC Groep	265,393	17,724

Description	Shares	Market Value ($ Thousands)
Proximus	24,914	$879

		49,434

Brazil — 0.0%
Cia Energetica de Minas Gerais ADR	237,782	906
JBS	23,200	122

		1,028

Canada — 2.6%
Agrium	62,777	6,651
Alimentation Couche-Tard, Cl B	250,800	10,733
Baytex Energy (B)	416,009	6,474
Cameco	396,299	5,659
Canadian Imperial Bank of Commerce (B)	5,700	421
Canadian Natural Resources	139,200	3,781
CGI Group, Cl A *	37,600	1,471
Cogeco Cable	27,200	1,574
Constellation Software	600	238
Dominion Diamond	17,400	244
Entertainment One	45,396	254
Gildan Activewear (B)	363,000	12,064
Home Capital Group, Cl B (B)	157,600	5,464
Imperial Oil	205,420	7,939
Jean Coutu Group PJC, Cl A	3,000	56
Linamar	21,100	1,371
Magellan Aerospace	5,200	71
Magna International, Cl A	87,700	4,924
Power Corp of Canada	14,200	363
Quebecor, Cl B	20,000	500
ShawCor	128,900	3,778
Suncor Energy	101,500	2,797
Transcontinental, Cl A	17,100	211

		77,038

China — 0.1%
Alibaba Group Holding ADR *	50,200	4,130

Denmark — 1.2%
Bavarian Nordic *	4,192	195
Coloplast, Cl B	12,609	827
Danske Bank	30,199	888
H Lundbeck	206,880	3,986
ISS	320,433	10,567
Jyske Bank *	128,901	6,473
Novo Nordisk, Cl B	130,347	7,098
Pandora	37,322	4,008
PER Aarsleff, Cl B	478	164

		34,206

Finland — 0.6%
Aktia Bank	5,931	70
Fortum	13,502	240
Kone, Cl B	45,378	1,840
Metsa Board, Cl B (B)	15,105	94
Neste (B)	114,696	2,921
Nokia	88,505	601
Orion, Cl B	61,183	2,139

1	SEI Institutional International Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Sampo, Cl A	63,784	$3,003
Stora Enso, Cl R (B)	359,778	3,706
Tieto	15,404	359
UPM-Kymmene	148,966	2,634
Valmet (B)	24,475	275

		17,882

France — 8.7%
Alcatel-Lucent *	3,170,925	11,546
Arkema	69,127	4,978
AtoS	8,099	604
AXA	215,828	5,442
BNP Paribas	328,588	19,825
Boiron	1,900	186
Bonduelle S.C.A.	2,303	59
Carrefour	320,879	10,268
Christian Dior	4,948	965
Cie des Alpes	3,261	61
Coface	7,187	83
Dassault Systemes (B)	11,098	806
Electricite de France	252,648	5,630
Essilor International	7,247	864
Etablissements Maurel et Prom	15,912	118
Eurofins Scientific	1,076	327
Eutelsat Communications	27,227	878
Faurecia	7,219	297
GDF Suez	584,151	10,830
Groupe Eurotunnel	33,212	481
Groupe Fnac *	1,286	77
Ipsen	30,854	1,701
IPSOS	4,049	105
Legrand	191,515	10,746
L’Oreal	5,803	1,035
Metropole Television	26,187	509
Natixis	133,741	962
Numericable-SFR SAS *	15,399	816
Orange	979,844	15,077
Pernod Ricard	47,955	5,536
Peugeot *	72,859	1,497
Publicis Groupe	90,856	6,714
Rallye	15,835	477
Rexel	1,011,147	16,291
Sanofi	382,935	37,649
Schneider Electric	259,230	17,888
SES	53,554	1,798
Societe BIC	4,474	713
Sodexo	97,619	9,265
SPIE *	138,000	2,745
Technicolor	209,719	1,367
Technip	131,535	8,137
Teleperformance	4,248	300
Thales	108,098	6,523
Total	500,043	24,275
UBISOFT Entertainment *	6,689	119

Description	Shares	Market Value ($ Thousands)
Unibail-Rodamco (A)	2,525	$638
Valeo	44,170	6,956
Vetoquinol	1,345	56
Virbac (B)	481	103

		254,323

Germany — 6.3%
Bayer	226,442	31,677
Bayerische Motoren Werke	109,000	11,924
Brenntag	140,312	8,040
Continental	40,418	9,558
Daimler	165,315	15,038
Daimler ADR	4,220	387
Deutsche Annington Immobilien	77,930	2,197
Deutsche Bank *	130,121	3,911
Deutsche Boerse	110,698	9,158
Deutsche Euroshop (B)	29,331	1,287
Deutsche Lufthansa	201,271	2,593
Deutsche Post	38,252	1,117
Deutsche Telekom	117,541	2,023
Deutsche Wohnen	65,828	1,508
Dialog Semiconductor *	118,482	6,401
Duerr	12,456	1,160
Evonik Industries	6,811	260
Fresenius	21,650	1,388
Fresenius Medical Care	11,933	984
Gerresheimer	20,399	1,271
Hannover Rueck	19,091	1,846
Henkel	912	87
Hochtief	51,963	4,024
KION Group	2,542	122
Krones	4,729	494
KUKA	17,706	1,474
Linde	97,693	18,494
Merck	77,504	7,718
Nordex *	68,932	1,651
Pfeiffer Vacuum Technology	15,427	1,374
ProSiebenSat.1 Media	42,709	2,108
QIAGEN *	31,542	774
Rhoen Klinikum	41,757	1,120
Salzgitter	1,628	58
SAP	172,557	12,036
SAP ADR (B)	106,800	7,500
Siemens	68,538	6,900
STADA Arzneimittel	7,027	237
STRATEC Biomedical	1,381	76
Symrise	14,365	891
ThyssenKrupp	5,661	147
TUI	156,224	2,524

		183,537

Hong Kong — 3.4%
AIA Group	2,352,205	15,398
BOC Hong Kong Holdings	686,000	2,858
Chaoda Modern Agriculture	2,440,000	164

2	SEI Institutional International Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Cheung Kong Infrastructure Holdings	107,000	$831
Cheung Kong Property Holdings *	248,826	2,064
China Merchants Holdings International	1,389,779	5,961
China Mobile	1,156,740	14,809
CK Hutchison Holdings	212,826	3,127
CLP Holdings	205,500	1,747
CNOOC	6,425,000	9,116
Cosmo Lady China Holdings (B) (C)	4,997,919	4,925
Digital China Holdings	3,997,000	5,393
Hang Seng Bank	25,300	494
Henderson Land Development	872,200	5,968
HKT Trust	502,000	590
Hong Kong & China Gas	1,038,400	2,178
Hong Kong Exchanges and Clearing	105,900	3,737
Hysan Development	101,000	438
Jardine Matheson Holdings (B)	49,500	2,809
Link (A)	420,000	2,460
MTR	144,500	673
New World Development	717,000	938
Power Assets Holdings	235,000	2,143
Samsonite International	1,315,900	4,549
Sun Hung Kai Properties	166,000	2,689
Swire Pacific, Cl A	98,000	1,232
Swire Properties	203,600	650
Wheelock	154,000	787

		98,728

India — 0.3%
ICICI Bank ADR	592,000	6,168
Tata Motors ADR	63,498	2,189

		8,357

Indonesia — 0.1%
APERAM *	74,291	2,986

Ireland — 0.7%
Bank of Ireland * (B)	2,505,607	1,011
CRH	70,504	1,989
DCC	78,900	6,204
ICON *	60,862	4,096
Pentair	65,600	4,510
Ryanair Holdings ADR	42,800	3,054

		20,864

Israel — 1.9%
Bezeq Israeli Telecommunication	5,228,364	8,912
Check Point Software Technologies *	181,200	14,414
Teva Pharmaceutical Industries	48,784	2,886
Teva Pharmaceutical Industries ADR	483,042	28,548

		54,760

Italy — 1.9%
Atlantia	23,758	587
Azimut Holding	214,470	6,270
Brembo	38,819	1,655
Enel	407,133	1,844
Exor	78,286	3,735

Description	Shares	Market Value ($ Thousands)
Fiat Chrysler Automobiles *	181,100	$2,651
Finmeccanica *	74,777	940
Intesa Sanpaolo	1,526,081	5,530
Luxottica Group	30,270	2,012
Mediaset	1,174,000	5,640
Recordati	27,315	572
Salini Impregilo	72,850	333
Saras *	90,316	160
Telecom Italia RNC	5,620,472	5,733
Tenaris	442,062	5,950
UniCredit	1,669,427	11,207

		54,819

Japan — 19.1%
Ain Pharmaciez	12,900	599
Ajinomoto	82,000	1,777
Alfresa Holdings	8,800	137
Alpine Electronics	9,200	177
Alps Electric	97,500	3,008
ANA Holdings	167,000	453
Arcland Sakamoto	16,700	378
Asahi Glass	61,000	366
Asahi Kasei	540,000	4,437
ASKUL (B)	196,282	6,184
Astellas Pharma	170,400	2,431
Bic Camera (B)	7,300	92
Brother Industries	35,700	506
Calbee	14,500	611
Calsonic Kansei	32,000	228
Canon Marketing Japan	67,400	1,147
Central Japan Railway	50,900	9,195
Chiba Bank	102,000	778
Dai Nippon Printing	651,000	6,727
Daicel	49,000	630
Daikin Industries	4,800	346
Daito Trust Construction	39,500	4,093
Daiwa House Industry	174,000	4,057
Daiwa Securities Group	35,000	262
Denki Kagaku Kogyo	32,000	142
Don Quijote Holdings	154,102	6,561
Dydo Drinco	8,000	348
East Japan Railway	135,500	12,192
Ebara	2,579,570	12,501
Electric Power Development	24,500	866
Fanuc	39,900	8,178
Fast Retailing	5,600	2,543
Foster Electric	3,300	74
Fuji Film Holdings	550,038	19,659
Fuji Heavy Industries	147,430	5,431
Fuji Soft	6,100	124
Fujitsu	282,000	1,577
Fujitsu General	9,000	115
Fukuoka Financial Group	91,000	472
Geo Holdings	20,000	246

3	SEI Institutional International Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Haseko	50,000	$590
Hitachi	1,942,000	12,804
Hokuetsu Kishu Paper	34,000	188
Hoya	136,035	5,455
Ichinen Holdings	6,300	60
Iida Group Holdings	17,100	273
Isetan Mitsukoshi Holdings	60,900	1,089
Ishihara Sangyo Kaisha *	132,000	134
IT Holdings	30,500	649
Japan Airlines	121,500	4,240
Japan Prime Realty Investment, Cl A (A)	38	118
Japan Tobacco	531,944	18,956
JGC	306,000	5,782
kabu.com Securities	92,000	308
Kaken Pharmaceutical	18,000	629
Kanematsu	158,000	276
Kansai Paint	721,600	11,187
Kanto Denka Kogyo	12,000	81
Kao	56,700	2,638
Kawasaki Heavy Industries	204,000	952
KDDI	876,100	21,150
Keio	105,000	752
Keisei Electric Railway	50,000	595
Keyence	21,000	11,337
Kikkoman	23,000	719
Kobe Steel	389,000	655
Koito Manufacturing	200,547	7,826
Komatsu	422,100	8,475
Konica Minolta	42,700	499
Kose	1,900	156
Kyudenko	8,000	144
Mabuchi Motor	170,200	10,766
Maeda Road Construction	14,000	258
Mazda Motor	153,026	2,999
Medipal Holdings	4,400	72
MEIJI Holdings	10,300	1,330
Minebea	59,000	974
Miraca Holdings	128,900	6,447
Mitsubishi Chemical Holdings	169,200	1,065
Mitsui Chemicals	152,000	565
Mizuho Financial Group	2,260,300	4,895
Morinaga Milk Industry	155,000	569
MS&AD Insurance Group Holdings	437,400	13,630
Murata Manufacturing	5,700	995
Nexon	25,000	344
NGK Spark Plug	29,800	827
NH Foods	30,000	685
Nichi-iko Pharmaceutical	19,600	533
Nidec	36,400	2,726
Nihon Kohden	219,400	5,433
Nihon Unisys	7,200	74
Nikon (B)	724,600	8,385
Nippo	16,000	274

Description	Shares	Market Value ($ Thousands)
Nippon Chemi-Con	31,000	$93
Nippon Paint Holdings	29,000	819
Nippon Paper Industries	23,700	416
Nippon Prologis (A)	301	554
Nippon Suisan Kaisha	104,300	298
Nippon Telegraph & Telephone	113,800	4,123
Nippon Telegraph & Telephone ADR	370,250	13,436
Nissha Printing	41,900	708
Nitori Holdings	12,700	1,036
Nitto Denko	16,000	1,315
NOK	16,300	506
Nomura Real Estate Holdings	38,000	798
North Pacific Bank	73,600	329
NTT Data	15,300	669
NTT DOCOMO	449,824	8,617
OKUMA	13,000	147
Olympus	13,300	460
Oriental Land	52,072	3,326
Otsuka Holdings	106,300	3,391
Panasonic	343,400	4,719
Pigeon	93,671	2,951
Rakuten	121,700	1,967
Rohm	82,400	5,529
Santen Pharmaceutical	554,500	7,853
SBI Holdings	91,500	1,261
Seino Holdings	88,600	993
Sekisui House	468,300	7,440
Seven & I Holdings	164,600	7,076
Shimano	12,100	1,651
Shin-Etsu Chemical	106,900	6,639
Shinsei Bank	164,000	331
Shionogi	56,200	2,179
Shiseido	378,500	8,593
SKY Perfect JSAT Holdings	39,200	210
SMC	45,200	13,617
SoftBank Group	318,300	18,752
Sony	170,100	4,812
Sugi Holdings	71,200	3,637
Sumitomo Chemical	306,000	1,841
Sumitomo Heavy Industries	192,000	1,120
Sumitomo Metal Mining	11,000	168
Sumitomo Mitsui Financial Group	484,200	21,601
Sumitomo Mitsui Trust Holdings	1,944,220	8,907
Sundrug	116,400	6,935
Suruga Bank	23,000	494
Suzuken	2,200	70
Suzuki Motor	34,700	1,173
Sysmex	21,100	1,259
Taisei	137,000	787
Takuma	24,000	153
TDK	14,200	1,087
Terumo	35,300	847
Tochigi Bank	10,000	57

4	SEI Institutional International Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Toho Holdings	4,500	$104
Tohoku Electric Power	83,900	1,137
Tokyo Electric Power *	324,800	1,770
Tokyo Electron	21,400	1,355
Tokyo Gas	150,000	797
Toppan Forms	6,600	91
Toray Industries	296,000	2,505
Tosoh	47,000	292
Toyota Motor	406,600	27,257
Toyota Motor ADR	52,058	6,963
Tsuruha Holdings	145,652	11,344
Ulvac	11,800	182
Unicharm	52,400	1,246
Unipres	2,600	54
United Urban Investment (A)	81	115
Wacoal Holdings	599,704	7,013
Warabeya Nichiyo	13,300	321
Watabe Wedding	6,395	26
West Japan Railway	31,800	2,036
Yamaha Motor	37,300	816
Yamazaki Baking	112,000	1,866
Yellow Hat	6,500	127
Yurtec	9,000	65
Zenkoku Hosho	13,100	467

		557,910

Jordan — 0.1%
Hikma Pharmaceuticals	51,075	1,553

Malta — 0.0%
BGP Holdings *	198,683	—

Mexico — 0.1%
America Movil ADR, Ser L	70,216	1,496
Gruma, Cl B	27,044	350
Grupo Financiero Santander Mexico ADR	17,280	158

		2,004

Netherlands — 5.8%
Aegon	927,949	6,816
Akzo Nobel	385,148	28,010
Altice *	7,644	1,052
ASML Holding	211,550	21,850
BE Semiconductor Industries	4,697	131
BinckBank	34,364	327
Boskalis Westminster	21,963	1,074
Heineken Holding	5,558	390
ING Groep	754,777	12,455
Koninklijke Ahold	293,264	5,489
Koninklijke DSM	115,463	6,690
Koninklijke Vopak	4,815	243
Nielsen	190,500	8,529
NXP Semiconductors *	63,554	6,241
PostNL *	946,783	4,206
Randstad Holding	71,712	4,667

Description	Shares	Market Value ($ Thousands)
Refresco Gerber * (C)	264,899	$4,347
Relx	892,463	21,156
Royal Dutch Shell, Cl A	281,754	7,964
Royal Dutch Shell ADR, Cl B (B)	175,042	10,039
Unilever	235,271	9,792
Wolters Kluwer	272,946	8,103

		169,571

New Zealand — 0.0%
Air New Zealand	139,644	241
Fletcher Building	17,138	94
Spark New Zealand	294,596	557

		892

Norway — 0.8%
Aker Solutions	698,874	3,909
DnB	241,912	4,022
Norsk Hydro	28,844	121
Petroleum Geo-Services (B)	221,249	1,187
Statoil	362,339	6,452
Statoil ADR (B)	43,172	773
Telenor	294,453	6,430
Veidekke	8,294	92
Yara International (B)	17,690	918

		23,904

Poland — 0.0%
Emperia Holding	4,811	86
Polski Koncern Naftowy Orlen	13,890	272
Tauron Polska Energia	59,269	69

		427

Portugal — 0.3%
CTT Correios de Portugal	983,468	10,140
Semapa-Sociedade de Investimento e Gestao	5,449	74

		10,214

Russia — 0.0%
Surgutneftegas ADR	8,414	50

Singapore — 1.0%
CapitaLand	267,000	694
CapitaLand Commercial Trust (A)	406,000	470
City Developments	1,054,800	7,661
ComfortDelgro	353,000	821
DBS Group Holdings	453,200	6,964
Flextronics International *	452,911	5,123
Oversea-Chinese Banking	124,200	939
Singapore Airlines	186,900	1,489
Singapore Telecommunications	255,000	797
United Overseas Bank	294,600	5,048

		30,006

South Africa — 0.2%
Aeci	6,190	58
FirstRand	42,754	188
Impala Platinum Holdings	184,765	827
Investec	451,816	4,072

5	SEI Institutional International Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Liberty Holdings	35,960	$430

		5,575

South Korea — 3.0%
Cosmax	50,984	9,210
Hyundai Motor	66,316	8,086
KB Financial Group ADR	152,945	5,027
KT&G	126,602	10,771
LG Display ADR (B)	215,154	2,494
Samsung Electronics	17,815	20,252
Shinhan Financial Group	219,500	8,176
SK Hynix	7,965	302
SK Telecom	64,131	14,373
SK Telecom ADR	406,379	10,074

		88,765

Spain — 0.9%
ACS Actividades de Construccion y Servicios	72,292	2,324
Banco Bilbao Vizcaya Argentaria	441,216	4,322
Banco Santander	37,412	261
Bankinter	131,463	971
Bolsas y Mercados Espanoles SHMSF	1,571	63
CaixaBank	1,187,493	5,499
Enagas (B)	33,212	903
Ferrovial	44,015	954
Iberdrola	625,160	4,209
International Consolidated Airlines Group *	123,502	960
Red Electrica (B)	19,665	1,575
Tecnicas Reunidas	82,940	4,260

		26,301

Sweden — 1.4%
Assa Abloy, Cl B	37,872	712
BillerudKorsnas	50,982	801
Boliden	159,211	2,899
Electrolux, Cl B	171,377	5,366
Fastighets Balder, Cl B *	5,244	81
Holmen, Cl B	6,119	178
Husqvarna, Cl B	171,267	1,289
Industrivarden, Cl C	50,642	953
Investor, Cl B	37,219	1,386
JM	25,049	682
L E Lundbergforetagen, Cl B	10,706	475
Loomis, Cl B	6,766	190
Meda, Cl A	11,807	164
Mycronic	9,212	67
Nordea Bank	455,803	5,680
Peab	32,395	239
Skandinaviska Enskilda Banken, Cl A	283,104	3,617
Tele2, Cl B	55,832	649
Telefonaktiebolaget LM Ericsson, Cl B	706,598	7,315
Telefonaktiebolaget LM Ericsson ADR	794,241	8,292

		41,035

Switzerland — 8.3%
Actelion	31,018	4,540

Description	Shares	Market Value ($ Thousands)
ams	59,878	$2,621
Aryzta * (B)	128,179	6,323
Baloise Holding	6,136	749
Barry Callebaut	558	636
Chocoladefabriken Lindt & Sprungli (B)	198	1,792
Cie Financiere Richemont (B)	134,285	10,928
Clariant	615,773	12,624
Credit Suisse Group	212,804	5,852
Dufry * (B)	31,201	4,347
Emmi	824	265
Galenica (B)	892	931
Geberit	5,086	1,696
Georg Fischer	277	190
Givaudan	10,476	18,137
Julius Baer Group	139,465	7,827
Lonza Group	37,707	5,039
Mobilezone Holding	4,909	90
Novartis	418,321	41,248
Partners Group Holding	24,695	7,386
Roche Holding	126,790	35,545
SGS (B)	5,039	9,199
Siegfried Holding	717	127
Sika	771	2,721
Sonova Holding	32,640	4,415
Swiss Life Holding (B)	18,242	4,179
Swiss Re	25,519	2,260
Swisscom	788	442
UBS	587,256	12,473
UBS Group	1,183,522	25,113
Zurich Insurance Group (B)	41,343	12,590

		242,285

Taiwan — 0.2%
AU Optronics ADR (B)	48,693	217
Hon Hai Precision Industry	1,419,160	4,462
United Microelectronics ADR	257,109	527

		5,206

Thailand — 0.0%
Asia Plus Group Holdings Securities	755,600	95
Tipco Asphalt	183,000	124

		219

United Kingdom — 16.9%
3i Group	208,746	1,696
Amlin (B)	1,218,784	9,132
Aon	99,400	9,908
ARM Holdings (B)	104,439	1,703
Ashtead Group (B)	468,157	8,092
Associated British Foods (B)	98,571	4,451
AstraZeneca	102,510	6,479
Aviva	2,134,609	16,534
BAE Systems	452,406	3,210
Balfour Beatty (B)	1,297,490	4,936
Barclays (B)	4,851,446	19,876
Berendsen (B)	54,241	869

6	SEI Institutional International Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Berkeley Group Holdings	2,277	$120
BG Group	713,000	11,881
BP (B)	515,877	3,409
BP ADR	72,369	2,892
British American Tobacco	367,810	19,754
British Land (A)	222,872	2,781
BT Group, Cl A	80,484	570
Bunzl (B)	449,049	12,274
Burberry Group	69,367	1,714
Capita	23,327	454
Carnival (B)	242,213	12,376
Compass Group	291,348	4,825
Diageo	42,638	1,235
Dixons Carphone	129,263	922
DS Smith (B)	2,039,730	12,382
Genus (B)	13,622	306
GlaxoSmithKline	967,436	20,122
Glencore (B)	955,029	3,835
Greggs	21,949	408
Hammerson (A)	152,652	1,478
Home Retail Group (B)	3,330,672	8,852
Howden Joinery Group	1,023,705	8,332
HSBC Holdings	2,397,097	21,614
Imperial Tobacco Group	57,847	2,790
Inchcape	57,618	735
Indivior *	114,855	406
Inmarsat	75,931	1,093
InterContinental Hotels Group (B)	42,366	1,710
International Consolidated Airlines Group * (B)	1,040,793	8,098
Intu Properties (A)	156,397	757
ITV (B)	2,828,000	11,710
Kingfisher	610,185	3,333
Land Securities Group (A)	126,540	2,396
Legal & General Group	764,713	2,993
Lloyds Banking Group	24,802,267	33,249
London Stock Exchange Group	40,070	1,494
Lonmin	13	—
Man Group	328,419	810
Michael Page International	699,531	5,996
Mondi	168,552	3,634
Moneysupermarket.com Group	28,261	129
National Grid	341,693	4,391
Next	22,654	2,654
Pearson (B)	83,136	1,575
Persimmon	33,789	1,050
Prudential (B)	398,015	9,593
QinetiQ Group	129,486	457
Reckitt Benckiser Group	15,608	1,347
Reed Elsevier	740,591	12,055
Rentokil Initial (B)	5,069,760	11,800
Royal Bank of Scotland Group *	1,655,846	9,154
Royal Mail (B)	50,995	413

Description	Shares	Market Value ($ Thousands)
SABMiller	103,040	$5,354
Sage Group (B)	136,151	1,097
Schroders (B)	62,831	3,138
Segro (A)	116,190	742
Severn Trent (B)	40,183	1,315
Shire	86,044	6,895
Smith & Nephew	104,220	1,760
Spectris	131,100	4,350
SSE (B)	650,537	15,715
St. James’s Place (B)	474,566	6,762
Synthomer	21,503	105
TalkTalk Telecom Group (B)	1,768,790	10,640
Tesco (B)	2,406,461	8,044
Travis Perkins	299,117	9,926
Unilever (B)	34,406	1,477
United Utilities Group	122,124	1,713
Vodafone Group	6,077,842	21,970
Whitbread	29,617	2,304
Wolseley (B)	35,538	2,271
WPP	576,411	12,927
Xchanging (B)	37,173	70

		493,819

United States — 1.7%
Apple	34,999	4,390
Axis Capital Holdings	176,543	9,422
Cognizant Technology Solutions, Cl A *	196,077	11,978
Gilead Sciences	48,641	5,695
Grifols ADR	398,000	12,326
ManpowerGroup	67,867	6,066
Taro Pharmaceutical Industries *	6,680	960

		50,837

Total Common Stock (Cost $2,488,623) ($ Thousands)		2,695,055

PREFERRED STOCK — 1.4%

Germany — 1.0%
Draegerwerk	2,624	281
Henkel	74,380	8,337
Volkswagen	93,699	21,715

		30,333

South Korea — 0.4%
Hyundai Motor	50,510	4,619
Samsung Electronics	6,754	6,012

		10,631

Total Preferred Stock (Cost $41,132) ($ Thousands)		40,964

7	SEI Institutional International Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

June 30, 2015

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Bills
0.110%, 02/04/2016 (D) (E)	$7,243	$7,239

Total U.S. Treasury Obligation (Cost $7,238) ($ Thousands)		7,239

AFFILIATED PARTNERSHIP — 9.6%
SEI Liquidity Fund, L.P.
0.050% † ** (F)	281,087,318	281,087

Total Affiliated Partnership (Cost $281,087) ($ Thousands)		281,087

CASH EQUIVALENT — 4.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% † **	116,991,632	116,992

Total Cash Equivalent (Cost $116,992) ($ Thousands)		116,992

Total Investments — 107.5% (Cost $2,935,072) ($ Thousands) §		$3,141,337

A list of the open futures contracts held by the Fund at June 30, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
Hang Seng Index	37	Jul-2015	$(240)
Topix Index	236	Sep-2015	(660)
DJ Euro Stoxx 50 Index	1,147	Sep-2015	(747)
SPI 200 Index	108	Sep-2015	(123)
FTSE 100 Index	312	Sep-2015	(1,198)

			$(2,968)

For the period ended June 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,922,887 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2015.

†	Investment in Affiliated Security.

(A)	Real Estate Investment Trust.

(B)	This security or a partial position of this security is on loan at June 30, 2015. The total market value of securities on loan at June 30, 2015 was $266,073 ($ Thousands).

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(E)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(F)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2015 was $281,087 ($ Thousands).

§	At June 30, 2015, the tax basis cost of the Fund’s investments was $2,935,072 ($ Thousands), and the unrealized appreciation and depreciation were $332,135 ($ Thousands) and ($125,870) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

FTSE — Financial Times and the London Stock Exchange

L.P. — Limited Partnership

Ser — Series

SPI — Share Price Index

The following is a list of the level of inputs used as of June 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,695,055	$—	$—	$2,695,055
Preferred Stock	40,964	—	—	40,964
U.S. Treasury Obligation	—	7,239	—	7,239
Affiliated Partnership	—	281,087	—	281,087
Cash Equivalent	116,992	—	—	116,992

Total Investments in Securities	$2,853,011	$288,326	$—	$3,141,337

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(2,968)	$—	$—	$(2,968)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended June 30, 2015, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended June 30, 2015, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

8	SEI Institutional International Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 91.8%

Argentina — 0.8%
Arcos Dorados Holdings, Cl A (A)	320,900	$1,688
Banco Macro ADR *	28,700	1,309
Grupo Financiero Galicia ADR *	73,300	1,377
MercadoLibre (A)	17,900	2,536
YPF *	28,781	790
YPF ADR	234,154	6,423

		14,123

Austria — 0.2%
Erste Group Bank	109,658	3,113

Brazil — 6.7%
AMBEV	636,800	3,907
AMBEV ADR	853,992	5,209
B2W Cia Digital *	598,553	3,915
Banco Bradesco ADR	481,517	4,411
Banco do Brasil	444,080	3,452
Banco Santander Brasil ADR (A)	508,215	2,765
BB Seguridade Participacoes	891,800	9,830
Braskem ADR	222,510	1,927
BRF ADR	119,954	2,508
CCR	754,500	3,636
CETIP - Mercados Organizados	53,900	592
Cielo	318,028	4,500
Cosan Industria e Comercio	227,800	1,843
Cyrela Brazil Realty Empreendimentos e Participacoes	727,300	2,327
EcoRodovias Infraestrutura e Logistica	289,500	725
EDP - Energias do Brasil	115,900	428
Embraer	141,900	1,074
Embraer ADR (A)	61,200	1,854
Estacio Participacoes	696,700	4,026
FPC Par Corretora de Seguros *	442,800	1,936
Gerdau ADR	714,726	1,722
Gol Linhas Aereas Inteligentes ADR (A)	517,245	1,226
Hypermarcas *	959,760	7,004
JBS	475,700	2,507
Klabin	389,700	2,386
Kroton Educacional	330,500	1,264
Light	130,700	714
Localiza Rent a Car	93,132	923
Lojas Americanas	154,800	667
Lojas Renner	93,300	3,412
Mahle-Metal Leve	49,500	342
MRV Engenharia e Participacoes	248,700	624
Multiplus	38,400	463
Petroleo Brasileiro ADR * (A)	948,265	8,582
Qualicorp	303,700	1,915
Raia Drogasil	90,700	1,171
Rumo Logistica Operadora Multimodal *	1,161,110	478
Santos Brasil Participacoes	73,020	310

Description	Shares	Market Value ($ Thousands)
Telefonica Brasil ADR	176,500	$2,459
Tim Participacoes ADR	416,905	6,821
Totvs	77,000	966
Vale ADR, Cl B (A)	449,461	2,647
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	143,200	2,266
Via Varejo	292,500	1,057

		112,791

Canada — 0.1%
SEMAFO *	581,446	1,565

Chile — 0.8%
Banco de Chile	22,823,993	2,501
Banco Santander Chile	47,512,239	2,400
Cia Cervecerias Unidas ADR (A)	161,491	3,420
CorpBanca ADR	16,690	276
Empresas COPEC	60,239	640
SACI Falabella	344,490	2,406
Sociedad Quimica y Minera de Chile ADR	101,000	1,618

		13,261

China — 16.7%
AAC Technologies Holdings (A)	1,005,480	5,681
Agricultural Bank of China	18,491,932	9,947
Alibaba Group Holding ADR * (A)	55,100	4,533
Anhui Conch Cement	1,612,200	5,656
ANTA Sports Products	2,349,000	5,696
Baidu ADR *	125,450	24,975
Bank of China	18,643,105	12,120
Beijing Capital International Airport	772,000	890
BYD Electronic International	695,000	941
Changyou.com ADR *	118,900	3,547
China BlueChemical	878,000	321
China Child Care (A)	4,486,200	775
China Construction Bank	17,446,993	15,933
China Life Insurance	1,565,000	6,813
China Merchants Bank	953,076	2,778
China Petroleum & Chemical	9,989,839	8,621
China Petroleum & Chemical ADR	8,400	720
China Shenhua Energy	925,500	2,111
China Telecom	978,000	574
China Vanke (A)	3,288,924	8,094
Chongqing Rural Commercial Bank	2,726,612	2,184
CITIC Securities (A)	785,400	2,832
Country Garden Holdings	5,604,000	2,465
Ctrip.com International ADR *	12,700	922
Datang International Power Generation	3,704,000	1,897
Dongfeng Motor Group	378,000	507
Evergrande Real Estate Group (A)	7,942,000	4,743
Great Wall Motor (B)	534,000	2,617
Guangzhou R&F Properties	932,800	1,144
Huaneng Power International	3,678,000	5,124
Industrial & Commercial Bank of China	35,045,768	27,847

1	SEI Institutional International Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
JD.com ADR *	27,200	$928
Jiangsu Expressway	2,844,000	3,734
Jiangxi Copper	1,352,000	2,257
Kingdee International Software Group (A)	1,764,000	1,051
KWG Property Holding	1,737,370	1,466
New Oriental Education & Technology Group ADR *	288,900	7,084
Perfect World ADR *	652	13
PetroChina	2,036,000	2,272
PetroChina ADR	64,717	7,171
PICC Property & Casualty	1,977,800	4,505
Ping An Insurance Group of China	902,900	12,194
Qunar Cayman Islands ADR *	25,100	1,076
Shanghai Electric Group (A)	2,844,000	2,322
SINA *	66,700	3,573
Sinopec Engineering Group	1,400,500	1,297
Sinopharm Group	336,800	1,497
Sinotrans	2,685,000	1,791
SOHO China	1,400,528	912
Sohu.com *	99,800	5,897
Tencent Holdings	1,290,035	25,742
Tingyi Cayman Islands Holding	1,240,000	2,534
TravelSky Technology	233,000	343
Tsingtao Brewery	442,000	2,682
Uni-President China Holdings (A)	5,375,400	4,958
Vipshop Holdings ADR *	71,200	1,584
Youku Tudou ADR *	55,700	1,366
Zhejiang Expressway	3,052,000	4,236
Zhuzhou CSR Times Electric	437,300	3,277

		280,770

Colombia — 0.4%
Bancolombia ADR, Cl R (A)	80,600	3,466
Cementos Argos	127,957	455
Cemex Latam Holdings *	396,311	1,945
Ecopetrol	894,853	596

		6,462

Czech Republic — 0.5%
CEZ (A)	139,795	3,246
Komercni Banka	22,694	5,030

		8,276

Egypt — 0.1%
Commercial International Bank Egypt GDR	134,788	991

Greece — 0.2%
FF Group (B)	44,400	1,136
National Bank of Greece * (B)	1,239,500	1,364
Piraeus Bank * (B)	1,090,500	402

		2,902

Hong Kong — 7.9%
Belle International Holdings	972,000	1,120
Bolina Holding (A)	1,228,900	430
Brilliance China Automotive Holdings	784,700	1,225
CAR * (A)	847,000	1,803

Description	Shares	Market Value ($ Thousands)
Chaoda Modern Agriculture	2,056,181	$138
China Everbright	368,000	1,277
China Everbright International	4,213,500	7,555
China High Precision Automation Group (B) (C)	1,385,624	222
China Medical System Holdings	3,182,000	4,457
China Mengniu Dairy	1,320,915	6,585
China Minsheng Banking	1,990,100	2,608
China Mobile	2,494,141	31,931
China Mobile ADR	97,840	6,271
China Overseas Land & Investment	168,000	593
China Power International Development	2,861,000	2,181
China Resources Land	98,000	318
China State Construction International Holdings	5,055,984	9,104
China Taiping Insurance Holdings *	1,044,200	3,751
China Unicom Hong Kong ADR (A)	82,390	1,293
CNOOC	7,380,107	10,472
Far East Horizon	1,216,000	1,158
Galaxy Entertainment Group	484,400	1,931
Geely Automobile Holdings	4,691,700	2,505
Haier Electronics Group	2,410,000	6,497
Hua Hong Semiconductor * (D)	2,236,000	2,971
Huadian Fuxin Energy	2,245,385	1,074
Lee & Man Paper Manufacturing	3,088,000	1,968
Lenovo Group	1,010,000	1,399
Melco Crown Entertainment ADR (A)	55,500	1,089
PAX Global Technology *	1,320,000	1,893
Samsonite International	431,752	1,492
Shanghai Fosun Pharmaceutical Group	365,500	1,355
Shanghai Industrial Holdings	107,000	363
Skyworth Digital Holdings	502,000	447
Sunny Optical Technology Group (A)	4,211,807	9,181
Techtronic Industries	1,314,500	4,307
Xinyi Solar Holdings	1,994,000	828

		133,792

Hungary — 0.2%
MOL Hungarian Oil & Gas	9,904	507
OTP Bank (A)	95,099	1,882
Richter Gedeon Nyrt	67,591	1,015

		3,404

India — 6.1%
Adani Ports & Special Economic Zone	297,065	1,436
Aurobindo Pharma	284,019	6,476
Axis Bank	425,574	3,735
Bharat Petroleum	155,021	2,141
Cairn India	702,427	2,003
Canara Bank	253,991	1,108
Cummins India	380,550	5,358
Dabur India	1,010,452	4,444
Dish TV India *	888,473	1,484
Glenmark Pharmaceuticals	508,646	7,941
HCL Technologies	134,404	1,941

2	SEI Institutional International Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
HDFC Bank ADR	98,345	$5,953
Hero MotoCorp	25,700	1,018
Hindustan Zinc	144,735	380
Housing Development Finance	58,601	1,193
ICICI Bank	577,200	2,792
ICICI Bank ADR	687,720	7,166
Idea Cellular	760,968	2,105
IFCI *	737,425	299
Indiabulls Housing Finance	107,556	1,051
Infosys ADR (A)	73,506	1,165
NCC	836,213	1,033
Oriental Bank of Commerce	234,465	618
Power Finance	278,814	1,121
Power Grid Corp of India	1,598,934	3,493
Prestige Estates Projects	710,100	2,757
Reliance Capital	226,221	1,288
Reliance Industries	273,198	4,291
Reliance Industries GDR (D)	451,203	14,055
Rural Electrification	248,373	1,073
Shriram Transport Finance	79,114	1,060
SKS Microfinance *	237,491	1,740
SRF	18,546	359
Syndicate Bank	165,516	255
Tata Chemicals	104,241	689
Tata Consultancy Services	8,433	338
Tata Global Beverages	769,100	1,597
Tata Motors, Cl A	466,295	1,909
UCO Bank	740,322	617
UPL	119,331	1,004
Vedanta	405,523	1,109
WNS Holdings ADR *	11,629	311
Zee Entertainment Enterprises	269,226	1,555

		103,461

Indonesia — 2.2%
AKR Corporindo	8,168,200	3,630
Astra International	2,050,500	1,088
Bank Negara Indonesia Persero	2,982,200	1,185
Bank Pembangunan Daerah Jawa Barat Dan Banten	4,107,500	253
Bank Rakyat Indonesia Persero	7,644,651	5,935
Gudang Garam	792,500	2,681
Indofood CBP Sukses Makmur	325,600	305
Kalbe Farma	10,355,700	1,301
Link Net *	5,800,400	2,208
Matahari Department Store	2,649,200	3,288
Matahari Putra Prima	2,831,900	627
Perusahaan Gas Negara Persero	5,061,600	1,638
Perusahaan Perkebunan London Sumatra Indonesia	2,177,800	254
Semen Indonesia Persero	2,436,600	2,193
Sumber Alfaria Trijaya	24,629,200	1,099
Tambang Batubara Bukit Asam	1,571,300	990
Telekomunikasi Indonesia Persero	25,636,580	5,634

Description	Shares	Market Value ($ Thousands)
United Tractors	1,609,781	$2,460
Vale Indonesia	1,143,500	232

		37,001

Jordan — 0.2%
Hikma Pharmaceuticals	97,380	2,960

Malaysia — 1.0%
AMMB Holdings	828,600	1,324
Astro Malaysia Holdings	1,835,400	1,498
Axiata Group	2,817,336	4,779
British American Tobacco Malaysia	53,251	875
IOI Properties Group	542,049	266
Malayan Banking	720,300	1,745
Sime Darby	1,097,500	2,478
Sunway	274,900	251
Sunway Construction Group *	16,510	—
Telekom Malaysia	547,776	950
Top Glove	203,600	359
UEM Sunrise	3,433,195	887
UMW Holdings	361,000	970
YTL	1,081,400	444

		16,826

Mexico — 5.1%
Alfa, Cl A	376,600	723
America Movil, Ser L	4,273,574	4,576
America Movil ADR, Ser L (A)	164,675	3,509
Arca Continental	534,200	3,039
Cemex ADR *	902,404	8,266
Coca-Cola Femsa ADR (A)	8,092	643
Controladora Comercial Mexicana	243,600	764
Empresas ICA ADR * (A)	228,580	715
Fomento Economico Mexicano	202,900	1,811
Fomento Economico Mexicano ADR	61,711	5,498
Gentera (A)	1,090,600	1,943
Gruma, Cl B	154,532	1,997
Grupo Financiero Banorte, Cl O	2,889,001	15,912
Grupo Financiero Santander Mexico ADR	218,078	1,995
Grupo GICSA *	2,263,200	2,341
Grupo Mexico, Ser B	1,534,600	4,625
Grupo Televisa	75,600	588
Grupo Televisa ADR	353,185	13,711
Infraestructura Energetica Nova	374,900	1,854
Inmobiliaria Vesta	1,973,700	3,220
Unifin Financiera *	1,044,200	2,188
Wal-Mart de Mexico	2,209,498	5,406

		85,324

Pakistan — 0.1%
United Bank	764,200	1,283

Peru — 0.7%
Credicorp	90,548	12,579

3	SEI Institutional International Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Philippines — 1.3%
Aboitiz Equity Ventures	853,410	$1,099
Alliance Global Group	1,204,488	580
Ayala	215,340	3,773
BDO Unibank	1,225,253	2,945
Cebu Air	201,950	381
DMCI Holdings	1,085,550	318
Globe Telecom	8,695	484
International Container Terminal Services	1,488,334	3,637
JG Summit Holdings	273,400	435
Megaworld	4,165,800	440
RFM	10,338,900	951
SM Investments	142,210	2,823
SM Prime Holdings	4,012,500	1,778
Universal Robina	472,900	2,034
Vista Land & Lifescapes	2,371,200	334

		22,012

Poland — 0.9%
Asseco Poland	40,041	617
Energa	184,429	1,115
Eurocash (A)	248,894	2,472
KGHM Polska Miedz (A)	115,668	3,277
PGE Polska Grupa Energetyczna (A)	332,055	1,628
Polish Oil & Gas	457,542	803
Polski Koncern Naftowy Orlen (A)	130,028	2,553
Powszechna Kasa Oszczednosci Bank Polski	84,143	696
Powszechny Zaklad Ubezpieczen (A)	8,216	945
Tauron Polska Energia	857,976	999

		15,105

Portugal — 0.1%
Jeronimo Martins (A)	160,835	2,061

Qatar — 0.1%
Barwa Real Estate	129,771	1,889
United Development	64,728	437

		2,326

Russia — 4.6%
Etalon Group GDR	56,800	105
Gazprom ADR	1,400,485	7,338
Lukoil ADR	260,158	11,684
Magnit GDR	173,221	9,642
Mail.Ru Group GDR *	14,310	298
MegaFon GDR (A)	91,234	1,268
MMC Norilsk Nickel ADR (A)	183,838	3,101
Mobile TeleSystems ADR	209,266	2,047
NovaTek GDR	29,598	3,013
Novolipetsk Steel GDR	111,200	1,479
Phosagro GDR	30,133	371
QIWI ADR	140,699	3,947
Rosneft GDR	555,777	2,290
Sberbank of Russia ADR (A)	2,119,290	11,240
Severstal GDR	217,854	2,305

Description	Shares	Market Value ($ Thousands)
Sistema GDR	55,343	$490
Surgutneftegas ADR	224,162	1,321
Tatneft ADR (A)	76,596	2,449
TMK GDR (A)	241,296	1,037
X5 Retail Group GDR * (A)	331,554	5,521
Yandex, Cl A *	380,000	5,783

		76,729

Singapore — 0.2%
Asian Pay Television Trust	5,272,400	3,328
China Yuchai International	22,250	373

		3,701

South Africa — 5.8%
Alexander Forbes Group Holdings	5,052,249	3,725
Anglo American Platinum * (A)	25,492	576
AngloGold Ashanti ADR	58,100	520
Aspen Pharmacare Holdings	80,600	2,391
AVI	96,691	650
Barclays Africa Group	172,222	2,596
Barloworld	73,229	582
Bidvest Group (A)	210,367	5,341
Clicks Group	55,416	411
Coronation Fund Managers	85,274	579
DataTec	74,779	397
FirstRand	1,143,923	5,025
Foschini Group	62,969	825
Gold Fields	266,457	855
Investec	466,952	4,207
Liberty Holdings	78,366	937
Life Healthcare Group Holdings	1,298,546	4,015
Mediclinic International	110,069	928
MMI Holdings	334,449	831
Mondi	89,456	1,967
MTN Group	679,264	12,802
Murray & Roberts Holdings	336,265	356
Naspers, Cl N	54,986	8,585
Netcare	608,312	1,918
Petra Diamonds *	429,148	1,005
Redefine Properties (E)	2,716,674	2,285
Remgro	157,096	3,313
RMB Holdings	382,795	2,096
Sappi *	180,100	640
Sasol	148,964	5,523
Sasol ADR	32,575	1,207
Shoprite Holdings	186,941	2,672
Sibanye Gold ADR	104,839	676
SPAR Group	128,856	2,013
Standard Bank Group	443,532	5,853
Steinhoff International Holdings	619,437	3,929
Telkom *	107,522	568
Tongaat Hulett	19,087	204
Truworths International	143,834	1,016
Tsogo Sun Holdings	559,167	1,123

4	SEI Institutional International Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Vodacom Group	183,132	$2,093

		97,235

South Korea — 12.3%
BGF retail	6,710	962
Chongkundang Holdings	1,449	158
CJ CGV (A)	17,139	1,967
Coway	131,076	10,740
Daewoo International	70,844	1,639
Dongbu Insurance	30,565	1,548
E-Mart	6,517	1,350
GS Engineering & Construction (A)	36,681	881
GS Home Shopping	7,786	1,465
GS Retail	39,074	1,636
Halla Visteon Climate Control (A)	34,243	1,183
Hanil Cement	1,745	266
Hanwha	42,418	1,795
Hanwha Life Insurance	207,763	1,477
Hite Jinro (A)	28,341	575
Hotel Shilla (A)	16,426	1,642
Hyosung	29,507	3,809
Hyundai Development	32,600	1,935
Hyundai Marine & Fire Insurance (A)	58,059	1,535
Hyundai Motor	62,604	7,633
Kangwon Land	103,706	3,440
KB Financial Group ADR (A)	115,597	3,800
KCC	11,089	4,881
Kia Motors	59,035	2,398
Korea Aerospace Industries	62,509	4,455
KT	18,069	461
KT ADR	145,000	1,837
KT&G	73,086	6,218
LF	16,119	438
LG	32,709	1,812
LG Chem	13,000	3,246
LG Display	64,675	1,499
LG Display ADR	134,540	1,559
LG International	32,893	1,147
LG Uplus	188,781	1,669
Lotte Chemical (A)	11,312	2,931
Lotte Chilsung Beverage (A)	2,083	4,964
Lotte Confectionery	2,421	4,219
LS Industrial Systems	21,178	868
NAVER	13,876	7,887
NCSoft	28,652	5,099
NH Investment & Securities	91,731	1,003
S-1, Cl 1	17,452	1,228
Samsung Electronics	38,672	43,961
Samsung Engineering (A)	67,293	1,906
Samsung Life Insurance	63,555	6,125
Samsung Techwin	18,887	496
Seah Besteel	12,579	491
SFA Engineering	75,193	3,317
Shinhan Financial Group	162,575	6,056

Description	Shares	Market Value ($ Thousands)
SK C&C	8,740	$2,166
SK Holdings	11,172	1,983
SK Hynix	237,161	8,994
SK Telecom	10,918	2,447
SK Telecom ADR	471,929	11,699
Sung Kwang Bend (A)	95,700	1,017
Tongyang Life Insurance	38,651	528
Vieworks (A)	45,697	1,760
Yuhan	12,543	3,070

		207,271

Taiwan — 11.2%
Advanced Semiconductor Engineering	3,292,000	4,460
Asustek Computer	458,000	4,461
Bizlink Holding *	250,500	1,348
Catcher Technology	333,000	4,166
Cathay Financial Holding	3,923,337	6,854
Chailease Holding	307,120	741
Cheng Shin Rubber Industry	400,000	885
Cheng Uei Precision Industry	225,000	389
Chicony Electronics	629,926	1,690
China Development Financial Holding	4,351,000	1,650
China Steel Chemical	381,800	1,720
Chipbond Technology	834,000	1,803
Compal Electronics	1,419,000	1,081
CTBC Financial Holding	705,000	555
CTCI	733,000	1,185
Delta Electronics	778,600	3,987
Eclat Textile	191,000	3,132
Elite Advanced Laser	172,000	911
eMemory Technology	259,800	3,507
Far Eastern New Century	889,000	942
Farglory Land Development	297,043	310
Fubon Financial Holding	2,274,000	4,525
Hermes Microvision	62,200	4,052
Highwealth Construction	487,000	1,162
Hiwin Technologies	182,078	1,198
Hon Hai Precision Industry	3,590,207	11,287
Hota Industrial Manufacturing	21,000	68
Hu Lane Associate	230,500	1,031
Inventec	2,052,000	1,420
Kenda Rubber Industrial *	214,000	333
King Yuan Electronics	616,000	538
King’s Town Bank	802,000	697
Largan Precision	33,200	3,793
Lite-On Technology	1,463,917	1,718
Makalot Industrial	231,000	1,988
MediaTek	1,490,600	20,387
Mega Financial Holding	786,000	708
Merida Industry	136,050	882
Mitac Holdings	2,795,000	3,003
PChome Online	118,504	1,959
Pegatron	1,609,000	4,709
Pou Chen	1,221,000	1,741

5	SEI Institutional International Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Powertech Technology	403,000	$872
Quanta Computer	1,769,000	4,185
Radiant Opto-Electronics	735,050	2,728
Realtek Semiconductor	1,110,173	2,846
Simplo Technology	196,000	908
Taishin Financial Holding	5,146,481	2,143
Taiwan Cement	3,302,000	4,168
Taiwan Semiconductor Manufacturing	7,278,790	33,145
Taiwan Semiconductor Manufacturing ADR	464,553	10,550
Teco Electric and Machinery	951,000	738
Transcend Information	265,000	975
Tung Thih Electronic	632,600	3,588
United Microelectronics	5,008,000	2,118
United Microelectronics ADR (A)	561,600	1,151
Vanguard International Semiconductor	1,271,000	2,035
Wistron NeWeb	388,000	1,102
WPG Holdings	1,770,000	2,217
Yuanta Financial Holding	1,894,000	1,025

		189,470

Thailand — 2.1%
Advanced Info Service	214,500	1,524
Asian Property Development	2,502,800	533
Bangkok Bank Foreign	654,100	3,457
Bangkok Dusit Medical Services	2,282,000	1,331
Bangkok Dusit Medical Services, Cl F (A)	1,208,600	705
Bangkok Expressway	148,400	174
CP ALL	3,029,200	4,148
CP Seven Eleven PCL (A)	1,166,900	1,598
Delta Electronics Thailand	290,900	779
Hana Microelectronics	292,900	351
Kasikornbank NVDR	468,700	2,623
Krung Thai Bank NVDR (A)	1,633,900	827
Major Cineplex Group (A)	280,100	280
Minor International	1,350,000	1,199
PTT	571,650	6,076
PTT Global Chemical	1,435,900	2,944
Ratchaburi Electricity Generating Holding	275,700	467
Siam Cement	93,700	1,443
Siam Commercial Bank (A)	288,200	1,327
Thai Union Frozen Products	2,541,800	1,641
Thanachart Capital	1,188,700	1,170
Tisco Financial Group *	276,600	377

		34,974

Turkey — 1.9%
Akbank	1,099,975	3,182
Anadolu Efes Biracilik Ve Malt Sanayii (A)	229,485	2,073
Arcelik (A)	483,500	2,626
Aselsan Elektronik Sanayi Ve Ticaret (A)	518,563	2,690
Brisa Bridgestone Sabanci Sanayi ve Ticaret (A)	31,208	103
Emlak Konut Gayrimenkul Yatirim Ortakligi (A) (E)	3,688,542	3,800
Eregli Demir ve Celik Fabrikalari (A)	1,228,088	1,989

Description	Shares	Market Value ($ Thousands)
Ford Otomotiv Sanayi	87,389	$1,169
KOC Holding	162,377	752
Koza Altin Isletmeleri (A)	23,343	247
TAV Havalimanlari Holding	139,278	1,183
Tofas Turk Otomobil Fabrikasi	343,551	2,347
Trakya Cam Sanayii	98,388	103
Tupras Turkiye Petrol Rafinerileri	43,700	1,108
Turk Hava Yollari *	185,970	611
Turkcell Iletisim Hizmetleri ADR	170,935	1,964
Turkiye Garanti Bankasi	1,195,335	3,730
Turkiye Halk Bankasi	392,026	1,807
Turkiye Is Bankasi, Cl C	255,036	537

		32,021

United Arab Emirates — 0.7%
Abu Dhabi Commercial Bank	560,791	1,174
Air Arabia	4,346,616	1,917
Dragon Oil	415,208	4,741
Emaar Properties	1,989,900	4,269
Union National Bank	145,237	269

		12,370

United Kingdom — 0.3%
Anglo American ADR	80,640	584
SABMiller	83,755	4,356

		4,940

United States — 0.3%
First Cash Financial Services *	23,300	1,062
Freeport-McMoRan	149,400	2,782
Weibo ADR * (A)	42,200	723

		4,567

Total Common Stock (Cost $1,574,815) ($ Thousands)		1,545,666

	Number Of Participation Notes
PARTICIPATION NOTES — 2.5%

Switzerland — 0.4%
CITIC Securities, Expires 10/22/19 *	499,527	2,168
Qingdao Haier, Expires 10/22/19 *	772,879	3,782

		5,950

United States — 1.2%
Axis Bank, Expires 06/13/18 *	317,600	2,763
Bupa Arabia for Cooperative Insurance, Expires 04/05/17 *	5,386	341
Dr Reddy’s Laboratories, Expires 11/02/18 *	49,300	2,736
Fuyao Glass Industry Group, Expires 11/25/15 *	612,428	1,407
Huangshan Tourism Development, Expires 12/09/19 *	375,684	1,330
IRB Infrastructure Developers, Expires 06/25/20 *	701,669	2,551
National Bank of Kuwait, Expires 03/24/16 *	886,800	2,525
State Bank of India, Expires 05/31/18 *	518,200	2,130

6	SEI Institutional International Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

June 30, 2015

Description	Number of Participation Notes/Shares	Market Value ($ Thousands)
Tata Motors, Expires 06/25/20 *	496,900	$3,374
UPL, Expires 03/18/19 *	160,300	1,349

		20,506

China — 0.6%
China Vanke, Expires 06/29/20 *	2,072,900	4,856
Hangzhou Hikvision Digital Technology, Expires 06/29/20 *	443,800	3,207
Kweichow Moutai, Expires 10/22/19 *	46,700	1,941
Wuliangye Yibin, Expires 06/29/20 *	125,600	642

		10,646

Saudi Arabia — 0.1%
Al Tayyar, Expires 03/05/18 *	63,800	1,665
Bupa Arabia, Expires 10/10/16 *	13,714	868

		2,533

United Kingdom — 0.1%
Mouswat Medical, Expires 03/05/18 *	36,858	1,402

India — 0.1%
Tech Mahindra, Expires 06/25/20 *	138,100	1,034

Total Participation Notes (Cost $42,507) ($ Thousands)		42,071

PREFERRED STOCK — 1.4%

Brazil — 1.3%
Banco Bradesco	46,500	427
Banco do Estado do Rio Grande do Sul	183,500	530
Bradespar	276,600	940
Cia Energetica de Sao Paulo, Cl B	199,500	1,257
Cia Paranaense de Energia	50,700	563
Itau Unibanco Holding	528,842	5,831
Itau Unibanco Holding ADR	400,095	4,381
Itausa - Investimentos Itau	44,978	129
Metalurgica Gerdau, Cl A	369,960	754
Petroleo Brasileiro ADR, Cl A *	387,549	3,162
Suzano Papel e Celulose, Cl A	338,600	1,806
Vale, Cl A	294,400	1,484

		21,264

Colombia — 0.0%
Banco Davivienda	81,221	835

South Korea — 0.1%
Samsung Electronics	2,503	2,228

Total Preferred Stock (Cost $37,824) ($ Thousands)		24,327

EXCHANGE TRADED FUNDS — 1.1%

United States — 1.1%
iPath MSCI India Index ETN	126,737	8,913

Description		Shares/ Face Amount (Thousands)	Market Value ($ Thousands)
iShares MSCI India ETF		292,800	$8,875

Total Exchange Traded Funds (Cost $16,991) ($ Thousands)			17,788

DEBENTURE BOND — 0.0%

Brazil — 0.0%
Vale, Ser 1997
0.000%, 09/30/2049 (F)	BRL	8	—

Total Debenture Bond (Cost $—) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 7.8%
SEI Liquidity Fund, L.P.
0.050% † ** (G)		130,913,643	130,914

Total Affiliated Partnership (Cost $130,914) ($ Thousands)			130,914

CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% † **		8,718,946	8,719

Total Cash Equivalent (Cost $8,719) ($ Thousands)			8,719

Total Investments — 105.1% (Cost $1,811,770) ($ Thousands) §			$1,769,485

Percentages are based on a Net Assets of $1,684,034 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2015.

†	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at June 30, 2015. The total market value of securities on loan at June 30, 2015 was $125,523 ($ Thousands).

(B)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2015 was $5,741 ($ Thousands) and represented 0.3% of Net Assets.

(C)	Securities considered illiquid. The total market value of such securities as of June 30, 2015 was $222 ($ Thousands) and represented 0.0% of Net Assets.

(D)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(E)	Real Estate Investment Trust.

(F)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2015.

(G)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2015 was $130,914 ($ Thousands).

§	At June 30, 2015, the tax basis cost of the Fund’s investments was $1,811,770 ($ Thousands), and the unrealized appreciation and depreciation were $153,095 ($ Thousands) and ($195,380) ($ Thousands), respectively.

7	SEI Institutional International Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

June 30, 2015

ADR — American Depositary Receipt

BRL — Brazilian Real

Cl — Class

ETF — Exchange Traded Fund

ETN — Exchange Traded Note

GDR — Global Depositary Receipt

L.P. — Limited Partnership

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

Ser — Series

The following is a list of the level of inputs used as of June 30, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3 (1)	Total
Common Stock	$1,539,925	$—	$5,741	$1,545,666
Participation Notes	—	42,071	—	42,071
Preferred Stock	22,235	2,092	—	24,327
Exchange Traded Funds	17,788	—	—	17,788
Debenture Bond	—	—	—	—
Affiliated Partnership	—	130,914	—	130,914
Cash Equivalent	8,719	—	—	8,719

Total Investments in Securities	$1,588,667	$175,077	$5,741	$1,769,485

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended June 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended June 30, 2015, there were transfers into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

8	SEI Institutional International Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2015

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
GLOBAL BONDS — 94.0%

Australia — 3.4%
Aurizon Network MTN
2.000%, 09/18/2024	EUR	300	$326
Australia & New Zealand Banking Group MTN
3.625%, 07/18/2022	EUR	300	397
Commonwealth Bank of Australia
1.375%, 01/22/2019	EUR	560	648
Glencore Australia Holdings MTN
4.500%, 09/19/2019		900	700
Government of Australia
4.500%, 04/21/2033		135	118
3.750%, 04/21/2037		845	660
3.250%, 04/21/2025		4,590	3,597
2.750%, 04/21/2024		1,485	1,126
Government of Australia, Ser 122
5.250%, 03/15/2019		4,825	4,120
Government of Australia, Ser 124
5.750%, 05/15/2021		5,300	4,795
Queensland Treasury, Ser 17
6.000%, 09/14/2017		780	648
Westpac Banking MTN
1.500%, 03/24/2021	EUR	220	256
1.375%, 04/17/2020	EUR	230	266

			17,657

Austria — 0.4%
Republic of Austria
4.150%, 03/15/2037		55	89
3.650%, 04/20/2022		290	389
3.200%, 02/20/2017		600	705
3.150%, 06/20/2044		150	217
1.950%, 06/18/2019		280	335
1.650%, 10/21/2024		225	265

			2,000

Belgium — 0.8%
Kingdom of Belgium
3.750%, 06/22/2045		338	511
3.000%, 06/22/2034		350	461
2.600%, 06/22/2024		715	902
1.000%, 06/22/2031		710	704
Kingdom of Belgium, Ser 44
5.000%, 03/28/2035		150	253
Kingdom of Belgium, Ser 58
3.750%, 09/28/2020		496	650
Kingdom of Belgium, Ser 69
1.250%, 06/22/2018		545	630

			4,111

Brazil — 1.2%
Brazil Letras do Tesouro Nacional
13.485%, 01/01/2016 (A)		8,020	2,411

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
Brazil Notas do Tesouro Nacional
10.000%, 01/01/2017		2,800	$855
Brazil Notas do Tesouro Nacional, Serie B
6.000%, 08/15/2050	BRL	2,383	2,029
6.000%, 05/15/2055		282	241
Raizen Energy Finance
7.000%, 02/01/2017 (B)	USD	270	285

			5,821

Canada — 3.9%
Bell Canada MTN
5.000%, 02/15/2017		270	229
4.700%, 09/11/2023		80	71
3.350%, 06/18/2019		29	25
3.250%, 06/17/2020		95	79
Bombardier
6.000%, 10/15/2022 (B)	USD	310	275
Canada Housing Trust No. 1
4.100%, 12/15/2018		1,390	1,232
Canadian Government Bond
2.250%, 06/01/2025		705	594
CDP Financial
4.400%, 11/25/2019 (B)	USD	850	930
Government of Canada
5.750%, 06/01/2033		1,025	1,255
5.000%, 06/01/2037		1,300	1,529
4.250%, 12/01/2021		605	638
4.000%, 06/01/2041		1,035	1,098
3.500%, 12/01/2045		85	86
2.500%, 06/01/2024		1,425	1,227
2.000%, 06/01/2016		1,595	1,294
1.750%, 09/01/2019		1,000	837
1.500%, 09/01/2017		1,945	1,592
Muskrat Falls
3.630%, 06/01/2029		340	309
National Bank of Canada
1.500%, 03/25/2021	EUR	257	300
NOVA Chemicals
5.250%, 08/01/2023 (B)	USD	150	152
Province of British Columbia
3.250%, 12/18/2021		1,150	1,007
2.250%, 03/01/2019		575	481
Province of Manitoba Canada
3.850%, 12/01/2021		710	640
Province of Ontario Canada
3.500%, 06/02/2024		1,200	1,050
3.450%, 06/02/2045		245	206
3.150%, 06/02/2022		2,000	1,729
Province of Quebec Canada
3.500%, 12/01/2045		145	122
3.000%, 09/01/2023		500	424
Quebecor Media
5.750%, 01/15/2023	USD	128	128

1	SEI Institutional International Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2015

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
Rogers Communications
4.000%, 06/06/2022		165	$141
Teck Resources
4.500%, 01/15/2021		231	222
Yamana Gold
4.950%, 07/15/2024	USD	324	312

			20,214

China — 0.1%
Tencent Holdings MTN
3.375%, 05/02/2019 (B)	USD	390	400

Colombia — 0.0%
Ecopetrol
7.375%, 09/18/2043		121	127
5.875%, 05/28/2045	USD	109	96

			223

Czech Republic — 0.1%
Government of Czech Republic
4.700%, 09/12/2022		1,500	78
3.875%, 05/24/2022	EUR	50	67
Government of Czech Republic, Ser 51
4.000%, 04/11/2017		8,050	352

			497

Denmark — 1.3%
Danske Bank
5.375%, 09/29/2021 (C)	GBP	170	282
3.875%, 10/04/2023 (C)	EUR	150	179
3.500%, 04/16/2018	EUR	155	189
DONG Energy MTN
5.750%, 04/09/2040	GBP	200	386
Kingdom of Denmark
4.500%, 11/15/2039		1,300	304
4.000%, 11/15/2017		1,600	263
3.000%, 11/15/2021		21,800	3,781
1.500%, 11/15/2023		670	106
0.100%, 11/15/2023		5,845	914

			6,404

Finland — 0.3%
Elisa MTN
2.250%, 10/04/2019		300	352
Government of Finland
2.625%, 07/04/2042		55	75
1.500%, 04/15/2023		340	400
Nordea Bank Finland MTN
2.375%, 07/17/2017		190	222
2.250%, 05/03/2019		170	204

			1,253

France — 7.1%
ALD International MTN
2.000%, 05/26/2017		500	572
Arkema MTN
3.850%, 04/30/2020		200	252
1.500%, 01/20/2025		300	318

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
AXA MTN
5.625%, 01/16/2054 (C)	GBP	302	$482
BNP Paribas
5.019%, 12/31/2049 (C)		100	116
4.730%, 04/12/2049 (C)		200	226
BNP Paribas Home Loan SFH MTN
3.125%, 03/22/2022		200	259
BPCE MTN
5.250%, 04/16/2029	GBP	100	163
4.500%, 03/15/2025 (B)	USD	215	208
1.375%, 05/22/2019		200	227
BPCE SFH
1.750%, 11/29/2019		600	710
Bureau Veritas
3.125%, 01/21/2021		100	120
Caisse Centrale du Credit Immobilier de France MTN
1.125%, 04/22/2019		100	115
Caisse de Refinancement de l’Habitat
3.750%, 12/12/2016		400	470
3.500%, 04/25/2017		350	414
Caisse Francaise de Financement Local MTN
4.875%, 07/03/2017		220	269
3.750%, 05/18/2016		225	259
3.625%, 02/26/2018		63	77
Christian Dior
1.375%, 06/19/2019		300	339
Cie de Financement Foncier MTN
4.625%, 09/23/2017		575	705
Cie de Saint-Gobain MTN
3.500%, 09/30/2015		550	618
Coface
4.125%, 03/27/2024		200	246
Credit Agricole MTN
2.375%, 11/27/2020		600	709
Credit Agricole Home Loan SFH MTN
3.250%, 03/23/2017		100	117
2.875%, 09/09/2016		300	345
Dexia Credit Local MTN
2.000%, 01/22/2021		200	239
1.625%, 10/29/2018		565	658
1.375%, 09/18/2019		500	579
0.625%, 01/21/2022		1,550	1,703
Electricite de France MTN
6.500%, 01/26/2019 (B)	USD	250	288
4.500%, 11/12/2040		250	338
Eurofins Scientific
2.250%, 01/27/2022		200	217
France Government Bond OAT
0.500%, 05/25/2025		3,605	3,759
French Treasury Note
1.000%, 07/25/2017		850	969

2	SEI Institutional International Trust / Quaterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2015

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
Government of France
4.750%, 04/25/2035		185	$303
4.500%, 04/25/2041		220	363
4.000%, 10/25/2038		285	434
3.250%, 05/25/2045		1,205	1,652
2.500%, 05/25/2030		1,440	1,773
2.250%, 05/25/2024		1,515	1,865
1.000%, 05/25/2019		1,280	1,474
0.500%, 11/25/2019		2,040	2,300
HSBC SFH France MTN
2.000%, 10/16/2023		700	847
Iliand
4.875%, 06/01/2016		300	347
Infra Foch
2.125%, 04/16/2025		1,000	1,099
Klepierre MTN
1.000%, 04/17/2023 (D)		100	106
Lafarge MTN
8.750%, 05/30/2017	GBP	160	286
6.625%, 11/29/2017		99	171
4.750%, 03/23/2020		195	249
Orange MTN
5.000%, 10/20/2049 (C)		130	149
Publicis Groupe
1.125%, 12/16/2021		600	659
RCI Banque MTN
5.625%, 10/05/2015		500	565
Renault MTN
3.625%, 09/19/2018		450	540
Sanofi MTN
2.500%, 11/14/2023		200	241
Societe Generale SFH MTN
3.250%, 06/06/2016		400	459
Societe Generale MTN
5.750%, 04/20/2016 (B)	USD	111	114
3.875%, 12/17/2015	GBP	100	159
Unibail-Rodamco MTN
2.375%, 02/25/2021 (D)		500	595
Veolia Environnement MTN
4.625%, 03/30/2027		200	281
Wendel
5.875%, 09/17/2019		800	1,050
2.500%, 02/09/2027		300	315

			35,482

Germany — 5.7%
Bundesobligation
0.500%, 02/23/2018		1,400	1,589
Bundesrepublik Deutschland
4.750%, 09/20/2033		490	789
4.000%, 01/04/2037		661	1,074
2.500%, 07/04/2044		790	1,073
2.500%, 08/15/2046		200	273
2.250%, 09/04/2021		1,500	1,874

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
1.500%, 05/15/2024		1,240	$1,480
Bundesrepublik Deutschland, Ser 00
5.500%, 01/04/2031		115	205
Bundesrepublik Deutschland, Ser 03
4.750%, 07/04/2034		630	1,092
Bundesrepublik Deutschland, Ser 08
4.250%, 07/04/2018		1,375	1,736
Bundesschatzanweisungen
0.000%, 12/11/2015		7,450	8,311
Continental MTN
3.125%, 09/09/2020		600	733
Deutsche Bank
1.250%, 09/08/2021		1,000	1,092
Deutsche Bundesrepublik Inflation Linked Bond
0.100%, 04/15/2023		1,245	1,479
Deutsche Telekom International Finance MTN
7.375%, 12/04/2019	GBP	200	383
E.ON International Finance MTN
6.000%, 10/30/2019	GBP	300	541
FMS Wertmanagement
1.125%, 12/07/2016		600	947
Grand City Properties
1.500%, 04/17/2025		1,400	1,389
Infineon Technologies
1.000%, 09/10/2018		100	111
KFW
3.875%, 01/21/2019		575	728
3.375%, 08/30/2017	CHF	370	431
Linde Finance MTN
3.875%, 06/01/2021		450	589
Muenchener Rueckversicherungs MTN
6.250%, 05/26/2042 (C)		200	273
ProSiebenSat.1 Media
2.625%, 04/15/2021		300	347
Vier Gas Transport GmbH MTN
2.875%, 06/12/2025		200	245
ZF North America Capital
4.000%, 04/29/2020 (B)		180	180

			28,964

Hong Kong — 0.2%
Hutchison Whampoa Finance 14
1.375%, 10/31/2021	EUR	935	1,038

Indonesia — 0.2%
Indonesia Government International Bond MTN
2.875%, 07/08/2021		730	819

Ireland — 2.5%
AIB Mortgage Bank MTN
2.625%, 07/29/2016		400	457

3	SEI Institutional International Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2015

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
Allied Irish Banks MTN
2.875%, 11/28/2016		400	$455
Aquarius and Investments for Zurich Insurance MTN
4.250%, 10/02/2043 (C)		100	122
Bank of Ireland MTN
3.250%, 01/15/2019		150	176
2.750%, 06/05/2016		250	283
1.787%, 09/22/2015 (B) (C)	CAD	205	159
1.250%, 04/09/2020		600	647
Bank of Ireland Mortgage Bank
1.750%, 03/19/2019		450	525
CRH Finland Services MTN
2.750%, 10/15/2020		350	415
FCA Capital Ireland MTN
2.875%, 01/26/2018		210	243
2.625%, 04/17/2019		350	403
GE Capital UK Funding MTN
4.375%, 07/31/2019	GBP	400	682
Ireland Government Bond
5.400%, 03/13/2025		2,165	3,212
4.500%, 10/18/2018		345	437
4.500%, 04/18/2020		450	592
3.400%, 03/18/2024		1,035	1,331
2.400%, 05/15/2030		470	542
2.000%, 02/18/2045		950	925
0.800%, 03/15/2022		800	881

			12,487

Israel — 0.0%
Israel Government Bond
4.250%, 03/31/2023		750	231

Italy — 8.4%
Banca Monte dei Paschi di Siena
5.000%, 02/09/2018		230	283
4.875%, 09/15/2016		700	819
Banco Popolare SC MTN
3.500%, 03/14/2019		350	401
Buoni Poliennali Del Tesoro
4.000%, 02/01/2037		450	562
Edison MTN
3.875%, 11/10/2017		600	720
Eni MTN
3.625%, 01/29/2029		600	756
Intesa Sanpaolo MTN
5.250%, 01/12/2024	USD	375	399
5.017%, 06/26/2024 (B)	USD	200	194
4.875%, 07/10/2015		300	335
4.000%, 11/09/2017		368	437
3.928%, 09/15/2026		550	608
1.125%, 03/04/2022		200	209
Italy Buoni Poliennali Del Tesoro
6.000%, 05/01/2031		1,373	2,116

Description	Face Amount (Thousands) (1)	Market Value ($ Thousands)
5.500%, 09/01/2022	400	$552
5.500%, 11/01/2022	135	186
5.000%, 03/01/2025	444	606
5.000%, 08/01/2034	1,575	2,239
4.750%, 09/01/2021	3,250	4,285
4.750%, 08/01/2023	542	724
4.750%, 09/01/2044	300	421
4.500%, 05/01/2023	1,130	1,487
4.500%, 03/01/2024	6,700	8,805
4.000%, 09/01/2020	1,555	1,967
3.750%, 05/01/2021	561	702
3.750%, 09/01/2024	1,425	1,779
3.500%, 11/01/2017	2,161	2,573
3.500%, 03/01/2030	1,390	1,689
2.600%, 09/15/2023	973	1,217
1.500%, 08/01/2019	1,905	2,168
1.350%, 04/15/2022	1,707	1,853
1.150%, 05/15/2017	2,135	2,411

		43,503

Japan — 18.3%
Government of Japan
0.100%, 09/10/2024	329,393	2,891
Government of Japan 10 Year Bond
0.800%, 09/20/2023	820,350	6,962
0.600%, 03/20/2024	684,000	5,703
Government of Japan 10 Year Bond, Ser 301
1.500%, 06/20/2019	85,300	737
Government of Japan 10 Year Bond, Ser 308
1.300%, 06/20/2020	295,600	2,556
Government of Japan 10 Year Bond, Ser 313
1.300%, 03/20/2021	750,000	6,531
Government of Japan 20 Year Bond
1.700%, 06/20/2033	444,850	4,016
1.400%, 09/20/2034	540,000	4,599
Government of Japan 20 Year Bond, Ser 106
2.200%, 09/20/2028	110,900	1,080
Government of Japan 20 Year Bond, Ser 112
2.100%, 06/20/2029	249,200	2,402
Government of Japan 20 Year Bond, Ser 128
1.900%, 06/20/2031	55,000	516
Government of Japan 20 Year Bond, Ser 140
1.700%, 09/20/2032	34,850	316
Government of Japan 20 Year Bond, Ser 143
1.600%, 03/20/2033	298,400	2,658

4	SEI Institutional International Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2015

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
Government of Japan 20 Year Bond, Ser 144
1.500%, 03/20/2033		146,650	$1,288
Government of Japan 20 Year Bond, Ser 55
2.000%, 03/21/2022		107,000	980
Government of Japan 20 Year Bond, Ser 99
2.100%, 12/20/2027		459,650	4,416
Government of Japan 30 Year Bond, Ser 30
2.300%, 03/20/2039		322,500	3,150
Government of Japan 30 Year Bond, Ser 33
2.000%, 09/20/2040		827,000	7,671
Government of Japan 30 Year Bond, Ser 34
2.200%, 03/20/2041		55,700	536
Government of Japan 30 Year Bond, Ser 36
2.000%, 03/20/2042		94,450	875
Government of Japan 30 Year Bond, Ser 38
1.800%, 03/20/2043		239,400	2,131
Government of Japan 30 Year Bond, Ser 44
1.700%, 09/20/2044		141,000	1,221
Government of Japan 40 Year Bond, Ser 6
1.900%, 03/20/2053		20,000	180
Government of Japan 5 Year Bond
0.300%, 09/20/2015		724,100	5,921
0.300%, 09/20/2018		1,063,600	8,770
Government of Japan 5 Year Bond, Ser 106
0.200%, 09/20/2017		850,000	6,976
Japan Treasury Discount Bill
0.000%, 08/10/2015 (A)		200,000	1,634
0.000%, 08/17/2015 (A)		330,000	2,697
0.000%, 09/24/2015 (A)		290,000	2,370
Mizuho Financial Group Cayman 3
4.600%, 03/27/2024	USD	306	315
SMFG Preferred Capital
10.231%, 01/25/2029 (C)	GBP	475	1,165

			93,263

Malaysia — 0.2%
Malaysia Government Bond
5.734%, 07/30/2019		1,500	429
3.955%, 09/15/2025		1,135	299
3.418%, 08/15/2022		445	114

			842

Mexico — 0.6%
Mexican Bonos
8.000%, 06/11/2020		12,606	898
7.750%, 11/13/2042		16,680	1,185
Mexican Bonos, Ser M
6.500%, 06/10/2021		5,356	356
Mexican Bonos, Ser M20
10.000%, 12/05/2024		1,941	158
United Mexican States MTN
1.625%, 03/06/2024		416	435

			3,032

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
Morocco — 0.1%
OCP
5.625%, 04/25/2024	USD	390	$407

Netherlands — 5.2%
ABN AMRO Bank MTN
6.375%, 04/27/2021		245	332
4.310%, 03/29/2049 (C)		155	174
2.875%, 06/30/2025 (C)		550	616
Achmea MTN
2.500%, 11/19/2020		625	733
Achmea Bank MTN
2.750%, 02/18/2021		150	177
2.375%, 02/08/2016		275	310
Akzo Nobel MTN
8.000%, 04/06/2016	GBP	205	339
ASML Holding
3.375%, 09/19/2023		450	562
Bharti Airtel International
4.000%, 12/10/2018		270	321
Coco-Cola HBC Finance
2.375%, 06/18/2020		750	870
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5.500%, 01/22/2049 (C)		600	674
2.500%, 05/26/2026 (C)		260	287
Delta Lloyd MTN
4.375%, 06/29/2049 (C)		200	205
Deutsche Annington Finance MTN
2.125%, 07/09/2022		177	200
EDP Finance MTN
2.625%, 01/18/2022		440	490
Geberit International
0.688%, 03/30/2021		1,100	1,205
Generali Finance MTN
4.596%, 11/30/2049 (C)		550	584
Heineken MTN
2.125%, 08/04/2020		200	235
ING Bank MTN
5.800%, 09/25/2023 (B)	USD	375	409
3.375%, 03/23/2017		125	147
Kingdom of Netherlands
4.000%, 01/15/2037		300	484
3.750%, 01/15/2042		60	98
2.750%, 01/15/2047		2,350	3,270
2.250%, 07/15/2022		610	758
2.000%, 07/15/2024		625	763
1.750%, 07/15/2023		1,890	2,268
1.250%, 01/15/2019		770	896
Netherlands Government Bond
5.500%, 01/15/2028		295	491
0.250%, 01/15/2020		340	380
0.250%, 07/15/2025		1,750	1,803

5	SEI Institutional International Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2015

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
0.250%, 07/15/2025		2,605	$2,684
NN Group
4.625%, 04/08/2044 (C)		675	775
Shell International Finance
2.250%, 01/06/2023	USD	825	780
2.000%, 11/15/2018	USD	560	566
TenneT Holding
2.125%, 11/01/2020		350	414
Wuerth Finance International MTN
1.750%, 05/21/2020		150	174
1.000%, 05/19/2022		500	548

			26,022

New Zealand — 0.2%
Government of New Zealand
5.500%, 04/15/2023		320	249
New Zealand Government Bond
3.000%, 04/15/2020		590	398
Westpac Securities MTN
0.875%, 06/24/2019	EUR	100	113

			760

Norway — 0.5%
DNB Bank
6.012%, 01/29/2049 (C)	GBP	150	244
Eksportfinans
2.375%, 05/25/2016	USD	200	200
2.000%, 09/15/2015	USD	20	20
Government of Norway
4.500%, 05/22/2019		2,325	335
2.000%, 05/24/2023		645	84
Kommunalbanken MTN
1.000%, 03/15/2018 (B)	USD	800	796
SpareBank 1 Boligkreditt MTN
2.375%, 11/22/2016	EUR	170	195
Yara International
7.875%, 06/11/2019 (B)	USD	185	216

			2,090

Poland — 0.3%
Republic of Poland
5.250%, 01/20/2025		85	123
5.125%, 04/21/2021	USD	135	150
3.250%, 07/25/2025		575	152
2.500%, 07/25/2018		710	190
Republic of Poland, Ser 1019
5.500%, 10/25/2019		670	200
Republic of Poland, Ser 1021
5.750%, 10/25/2021		3,490	1,075

			1,890

Portugal — 0.2%
Caixa Geral de Depositos MTN
3.000%, 01/15/2019		300	363
Portugal Obrigacoes do Tesouro OT
3.875%, 02/15/2030		215	252

			615

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
Romania — 0.0%
Romanian Government International Bond MTN
4.625%, 09/18/2020	EUR	40	$50
3.625%, 04/24/2024	EUR	20	23

			73

Singapore — 0.2%
Government of Singapore
4.000%, 09/01/2018		495	398
3.125%, 09/01/2022		275	214
Temasek Financial I MTN
2.375%, 01/23/2023 (B)	USD	495	480

			1,092

Slovak Republic — 0.0%
Slovakia Government Bond
3.375%, 11/15/2024		110	145

South Africa — 0.9%
Gold Fields Orogen Holding
4.875%, 10/07/2020	USD	400	366
Republic of South Africa
10.500%, 12/21/2026		21,125	2,026
8.250%, 09/15/2017		15,605	1,312
8.000%, 01/31/2030		2,820	219
7.750%, 02/28/2023	ZAR	4,095	330
7.000%, 02/28/2031		5,005	351

			4,604

South Korea — 0.8%
Korea Treasury Bond
4.250%, 06/10/2021		1,270,230	1,268
4.000%, 12/10/2031		574,090	607
3.750%, 12/10/2033		133,450	139
3.500%, 09/10/2016		973,960	892
3.500%, 03/10/2024		194,510	189
3.000%, 09/10/2024		487,470	457
2.750%, 03/10/2018		511,230	470

			4,022

Spain — 4.8%
Banco Popular Espanol
8.250%, 04/29/2049 (C)		200	221
4.000%, 10/18/2016		100	117
3.750%, 01/22/2019		100	124
2.125%, 10/08/2019		100	118
Bankia
4.125%, 03/24/2036		350	479
CaixaBank
0.091%, 01/09/2018 (B) (C)		200	221
Criteria CaixaHolding MTN
1.625%, 04/21/2022		800	844
Ferrovial Emisiones MTN
3.375%, 06/07/2021		475	584
Fondo de Amortizacion del Deficit Electrico
4.125%, 03/17/2017		200	236

6	SEI Institutional International Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2015

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
2.250%, 12/17/2016		700	$800
Government of Spain
6.000%, 01/31/2029		465	705
5.850%, 01/31/2022		975	1,364
5.500%, 07/30/2017		315	388
5.500%, 04/30/2021		1,980	2,695
4.700%, 07/30/2041		295	410
4.400%, 10/31/2023		970	1,270
4.200%, 01/31/2037		475	613
3.800%, 04/30/2024		1,000	1,257
3.300%, 07/30/2016		3,400	3,916
2.750%, 10/31/2024		790	915
1.950%, 07/30/2030		1,510	1,510
1.800%, 11/30/2024		1,004	1,187
0.500%, 10/31/2017		585	651
Santander Consumer Finance
3.875%, 03/23/2016		200	229
Santander International Debt MTN
4.625%, 03/21/2016		700	803
Spain Government Bond
5.900%, 07/30/2026		125	185
1.400%, 01/31/2020		885	998
Telefonica Emisiones SAU MTN
5.375%, 02/02/2018		185	314
5.289%, 12/09/2022	GBP	250	435

			23,589

Supra-National — 1.0%
European Financial Stability Facility
1.625%, 07/17/2020	EUR	1,700	2,014
European Investment Bank MTN
2.750%, 09/15/2021	EUR	1,000	1,267
1.375%, 09/15/2021	EUR	575	675
International Bank for Reconstruction & Development MTN
1.000%, 12/28/2016		600	946

			4,902

Sweden — 0.8%
Akzo Nobel Sweden Finance MTN
2.625%, 07/27/2022	EUR	150	181
Kingdom of Sweden
3.500%, 03/30/2039		260	41
1.500%, 11/13/2023		1,020	129
Kingdom of Sweden, Ser 1047
5.000%, 12/01/2020		3,700	556
Kingdom of Sweden, Ser 1052
4.250%, 03/12/2019		5,275	734
Kingdom of Sweden, Ser 1054
3.500%, 06/01/2022		3,535	508
Nordea Bank MTN
4.500%, 03/26/2020	EUR	225	287
4.000%, 03/29/2021	EUR	255	323
Skandinaviska Enskilda Banken MTN
1.875%, 11/14/2019	EUR	175	204

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
Stadshypotek MTN
4.250%, 10/10/2017		600	$474
Svenska Handelsbanken
2.656%, 01/15/2024 (C)	EUR	651	753

			4,190

Switzerland — 0.7%
Credit Suisse MTN
5.750%, 09/18/2025 (C)	EUR	250	309
4.750%, 08/05/2019	EUR	400	514
Dufry Finance
4.500%, 07/15/2022		235	268
Government of Switzerland
3.000%, 05/12/2019		160	196
2.000%, 04/28/2021		1,070	1,303
2.000%, 05/25/2022		110	136
1.500%, 04/30/2042		120	152
1.250%, 06/11/2024		100	118
Switzerland Government Bond
3.500%, 04/08/2033		100	160
UBS MTN
6.625%, 04/11/2018	GBP	150	267
6.375%, 07/20/2016	GBP	160	265
4.750%, 02/12/2026 (C)	EUR	500	591

			4,279

Thailand — 0.2%
Thailand Government Bond
3.650%, 12/17/2021		16,020	502
3.625%, 06/16/2023		7,815	243

			745

Turkey — 0.0%
Republic of Turkey
5.500%, 02/16/2017	EUR	50	60

United Arab Emirates — 0.1%
Emirates Telecommunications MTN
2.750%, 06/18/2026	EUR	275	320
IPIC GMTN MTN
6.875%, 03/14/2026	GBP	100	200

			520

United Kingdom — 17.6%
AA Bond
4.720%, 07/02/2043		500	833
Abbey National Treasury Services MTN
5.250%, 02/16/2029		450	893
5.125%, 04/14/2021		300	546
4.250%, 04/12/2021	EUR	350	470
1.750%, 01/15/2018	EUR	525	601
1.125%, 01/14/2022		330	357
Aviva
6.875%, 05/22/2038 (C)	EUR	195	244
6.125%, 11/14/2036 (C)		200	339
AWG Parent
6.875%, 08/21/2023		230	458

7	SEI Institutional International Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2015

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
Bank of Scotland
7.281%, 05/29/2049 (C)		950	$1,755
4.750%, 06/08/2022	EUR	290	409
4.625%, 06/08/2017	EUR	275	333
Barclays Bank MTN
6.750%, 01/16/2023 (C)		350	599
6.625%, 03/30/2022	EUR	272	375
4.250%, 01/12/2022		250	440
BAT International Finance MTN
7.250%, 03/12/2024		250	508
5.375%, 06/29/2017	EUR	425	520
Bishopsgate Asset Finance
4.808%, 08/14/2044		178	281
BP Capital Markets MTN
2.177%, 09/28/2021	EUR	245	288
British American Tobacco Holdings MTN
4.000%, 07/07/2020		100	128
Canary Wharf Finance II
6.455%, 04/22/2030		16	33
5.952%, 01/22/2035		15	28
Channel Link Enterprises Finance
3.299%, 06/30/2050 (C)	EUR	700	780
Co-Operative Bank
4.750%, 11/11/2021		250	433
Coventry Building Society MTN
4.625%, 04/19/2018		230	394
CPUK Finance
3.588%, 02/28/2042		400	616
2.666%, 02/28/2042		700	1,092
Delphi Automotive
1.500%, 03/10/2025		300	305
Direct Line Insurance Group
9.250%, 04/27/2042 (C)		100	194
Eastern Power Networks MTN
6.250%, 11/12/2036		160	330
ENW Finance MTN
6.125%, 07/21/2021		350	644
Eversholt Funding MTN
6.697%, 02/22/2035		100	203
FCE Bank MTN
5.125%, 11/16/2015		350	558
4.825%, 02/15/2017		200	330
1.875%, 05/12/2016	EUR	250	282
1.625%, 09/09/2016	EUR	100	113
First Hydro Finance
9.000%, 07/31/2021		220	456
Firstgroup
5.250%, 11/29/2022		200	338
Great Rolling Stock MTN
6.250%, 07/27/2020		300	544
HBOS Capital Funding
6.461%, 11/30/2049 (C)		115	192

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
Heathrow Funding MTN
1.875%, 05/23/2022		175	$201
HSBC Bank MTN
4.750%, 09/29/2020 (C)		225	356
4.125%, 08/12/2020	USD	375	403
HSBC Holdings MTN
6.500%, 05/20/2024		250	488
3.000%, 06/30/2025		320	355
Imperial Tobacco Finance MTN
8.375%, 02/17/2016	EUR	575	673
5.500%, 09/28/2026		350	624
2.250%, 02/26/2021	EUR	400	464
Intu SGS Finance MTN
3.875%, 03/17/2023 (D)		250	402
Jaguar Land Rover Automotive
5.000%, 02/15/2022		100	162
Lloyds Banking Group
7.000%, 12/29/2049 (C)		750	1,183
Lloyds TSB Bank MTN
4.625%, 02/02/2017	EUR	150	179
Merlin Entertainment
2.750%, 03/15/2022		300	316
Mondi Finance MTN
5.750%, 04/03/2017		1,100	1,332
3.375%, 09/28/2020	EUR	400	485
National Westminster Bank
6.500%, 09/07/2021		220	387
6.500%, 09/07/2021		550	967
Nationwide Building Society MTN
4.625%, 02/08/2021	EUR	550	748
4.125%, 03/20/2023 (C)	EUR	1,200	1,418
0.750%, 06/25/2019		266	301
Network Rail Infrastructure Finance MTN
4.400%, 03/06/2016	CAD	690	566
Northumbrian Water Finance
6.875%, 02/06/2023		190	374
6.000%, 10/11/2017		500	862
NRAM Covered Bond
5.625%, 06/22/2017 (B)	USD	1,750	1,896
PGH Capital
5.750%, 07/07/2021		250	415
RL Finance Bonds No. 2
6.125%, 11/30/2043 (C)		100	164
Rolls-Royce
6.750%, 04/30/2019		100	185
Royal Bank of Scotland
9.500%, 03/16/2022 (C)	USD	200	221
6.934%, 04/09/2018	EUR	300	374
5.125%, 01/13/2024		400	747
3.875%, 10/19/2020		123	161
Santander UK
6.222%, 05/29/2049 (C)		170	276

8	SEI Institutional International Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2015

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
Santander UK Group Holdings
7.375%, 06/24/2022 (C)		250	$392
Sky
3.750%, 09/16/2024 (B)	USD	211	206
Standard Chartered MTN
4.000%, 07/12/2022 (C)	USD	390	399
Standard Life MTN
5.500%, 12/04/2042 (C)		250	416
Tesco
6.052%, 10/13/2039		648	1,032
United Kingdom Gilt
6.000%, 12/07/2028		100	226
5.000%, 03/07/2018		1,390	2,430
4.500%, 09/07/2034		250	506
4.500%, 12/07/2042		1,675	3,561
4.250%, 12/07/2027		125	239
4.250%, 06/07/2032		110	214
3.750%, 09/07/2019		2,990	5,175
3.750%, 07/22/2052		375	740
3.500%, 01/22/2045		775	1,410
3.250%, 01/22/2044		910	1,579
2.750%, 09/07/2024		850	1,415
2.250%, 09/07/2023		2,605	4,193
2.000%, 07/22/2020		2,930	4,717
2.000%, 09/07/2025		120	186
1.750%, 07/22/2019		1,765	2,824
1.000%, 09/07/2017		1,190	1,882
United Kingdom Treasury
5.000%, 03/07/2025		300	595
4.750%, 12/07/2030		1,380	2,817
4.750%, 12/07/2038		350	751
4.250%, 03/07/2036		615	1,215
4.250%, 09/07/2039		1,170	2,354
4.250%, 12/07/2040		370	748
4.000%, 03/07/2022		1,565	2,821
1.750%, 01/22/2017		800	1,281
United Kingdom Treasury Bill
0.473%, 10/19/2015 (A)		3,000	4,710
Virgin Money MTN
2.250%, 04/21/2020		225	345
Wales & West Utilities Finance
6.750%, 12/17/2036 (C)		200	357
6.250%, 11/30/2021		240	453
Western Power Distribution West Midlands
3.875%, 10/17/2024		230	381
Yorkshire Power Finance
7.250%, 08/04/2028		208	436
Yorkshire Water Services Bradford Finance
6.375%, 08/19/2039		100	212

			89,145

United States — 5.7%
21st Century Fox America
4.500%, 02/15/2021		75	81

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
AbbVie
3.600%, 05/14/2025		359	$355
2.500%, 05/14/2020		280	277
Aetna
2.750%, 11/15/2022		125	118
Altria Group
4.750%, 05/05/2021		180	195
4.250%, 08/09/2042		265	235
American International Group
8.175%, 05/15/2058 (C)		240	318
5.750%, 03/15/2067		150	245
Anthem
4.650%, 01/15/2043		110	101
2.300%, 07/15/2018		150	151
AT&T
5.875%, 04/28/2017	GBP	200	337
4.875%, 06/01/2044	GBP	130	205
Bank of America MTN
0.825%, 03/28/2018 (C)	EUR	300	332
0.536%, 09/14/2018 (C)	EUR	375	411
Berkshire Hathaway
1.125%, 03/16/2027		297	294
Bristol-Myers Squibb
2.000%, 08/01/2022		670	637
Chevron
2.355%, 12/05/2022		535	512
Citigroup
4.450%, 01/10/2017		250	261
2.375%, 05/22/2024	EUR	700	800
Coca-Cola
2.750%, 05/06/2026	EUR	160	184
Devon Energy
5.000%, 06/15/2045		270	267
Diamond Offshore Drilling
4.875%, 11/01/2043		130	103
Dover MTN
2.125%, 12/01/2020	EUR	250	292
Entergy
4.000%, 07/15/2022		314	316
Enterprise Products Operating
3.700%, 02/15/2026		123	119
Exelon
3.950%, 06/15/2025		356	358
General Electric
2.700%, 10/09/2022		320	313
1.875%, 05/28/2027		800	876
1.250%, 05/26/2023		200	218
General Electric Capital MTN
5.500%, 01/08/2020		305	346
5.300%, 02/11/2021		205	231
4.625%, 01/07/2021		750	826
Glencore Funding
4.125%, 05/30/2023 (B)		94	91

9	SEI Institutional International Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2015

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
2.125%, 04/16/2018 (B)		242	$240
Goldman Sachs Group MTN
2.625%, 08/19/2020	EUR	350	415
Illinois Tool Works MTN
3.000%, 05/19/2034	EUR	200	228
INEOS Group Holdings
5.750%, 02/15/2019		350	394
Intelsat Jackson Holdings
5.500%, 08/01/2023		195	173
International Business Machines MTN
1.375%, 11/19/2019	EUR	250	288
International Paper
5.150%, 05/15/2046		38	36
3.800%, 01/15/2026		374	366
Jefferies Group MTN
2.375%, 05/20/2020	EUR	700	758
John Deere Bank MTN
1.500%, 07/16/2018		250	287
JPMorgan Chase MTN
1.068%, 05/30/2017 (C)		100	155
0.412%, 10/12/2015 (C)	EUR	350	390
Kinder Morgan
2.250%, 03/16/2027		144	149
1.500%, 03/16/2022		600	642
Mellon Capital III
6.369%, 09/05/2066 (C)		150	244
Merck
2.500%, 10/15/2034		500	560
1.875%, 10/15/2026		300	335
1.125%, 10/15/2021		400	446
MetLife
5.250%, 12/29/2049 (C)		349	346
Mondelez International
2.375%, 03/06/2035		100	95
1.625%, 03/08/2027		300	301
1.000%, 03/07/2022		200	214
Morgan Stanley MTN
3.750%, 09/21/2017	EUR	350	418
2.375%, 03/31/2021	EUR	1,250	1,461
1.750%, 01/30/2025		205	219
Nabors Industries
5.100%, 09/15/2023		93	92
ONEOK Partners
3.800%, 03/15/2020		128	131
Owens Corning
6.500%, 12/01/2016		9	10
Philip Morris International
2.900%, 11/15/2021		325	328
2.875%, 05/30/2024	EUR	100	122
2.875%, 03/03/2026	EUR	435	523
Plains All American Pipeline
3.600%, 11/01/2024		330	319

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
PNC Funding
5.125%, 02/08/2020		300	$336
3.300%, 03/08/2022		150	153
Priceline Group
2.375%, 09/23/2024	EUR	250	273
1.800%, 03/03/2027		400	393
Principal Financial Group
1.850%, 11/15/2017		175	176
Prologis International Funding II MTN
2.875%, 04/04/2022		220	258
Prologis
3.375%, 02/20/2024	EUR	300	361
3.000%, 01/18/2022	EUR	250	295
3.000%, 06/02/2026	EUR	200	231
Prudential Financial
5.625%, 06/15/2043 (C)		545	565
Rabobank Capital Funding Trust IV
5.556%, 12/31/2019 (C)	GBP	153	256
Republic Services
4.750%, 05/15/2023		155	168
Reynolds American
5.850%, 08/15/2045		146	153
4.450%, 06/12/2025		360	367
3.250%, 11/01/2022		180	173
RJ Reynolds Tobacco
3.750%, 05/20/2023		180	175
Ryder System MTN
5.850%, 11/01/2016		116	123
Seagate HDD
4.750%, 01/01/2025 (B)		123	122
Societe Generale
5.922%, 04/05/2017 (B) (C)		180	184
Sprint
7.875%, 09/15/2023		187	182
Thermo Fisher Scientific
2.000%, 04/15/2025		164	176
UBS MTN
5.875%, 12/20/2017	USD	247	272
United Technologies
1.800%, 06/01/2017		201	204
Verizon Communications
6.550%, 09/15/2043		144	168
5.012%, 08/21/2054		44	40
2.625%, 12/01/2031		100	108
1.625%, 03/01/2024		700	760
Viacom
3.875%, 04/01/2024		148	145
Wells Fargo MTN
4.600%, 04/01/2021		75	82
Williams Partners
3.900%, 01/15/2025		228	215

10	SEI Institutional International Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2015

Description	Face Amount (Thousands) (1)	Market Value ($ Thousands)
Zurich Finance USA MTN
6.500%, 10/14/2015	500	$567

		28,771

Total Global Bonds (Cost $512,090) ($ Thousands)		476,162

MORTGAGE-BACKED SECURITIES — 2.6%

Agency Mortgage-Backed Obligation — 0.7%
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M1
1.187%, 02/25/2024 (B) (C)	376	375
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ2, Cl M1
1.637%, 09/25/2024 (B) (C)	411	413
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA1, Cl M2
2.037%, 10/25/2027 (B) (C)	490	479
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M2
2.787%, 12/25/2027 (B) (C)	250	251
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M1
1.337%, 12/25/2027 (B) (C)	450	450
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ1, Cl M1
1.237%, 03/25/2025 (B) (C)	246	245
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ2, Cl M1
1.287%, 05/25/2025 (B) (C)	348	347
FHLMC, Ser K501, Cl X1A, IO
1.613%, 08/25/2016 (C)	248	3

		2,563

Non-Agency Mortgage-Backed Obligation — 1.9%
Banc of America Commercial Mortgage, Ser 2007-5, Cl A4
5.492%, 02/10/2051	111	117
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-6, Cl 3A
2.682%, 09/25/2034 (B) (C)	81	79
Bear Stearns Commercial Mortgage Securities, Ser 2005-PW10, Cl A4
5.405%, 12/11/2040 (C)	146	147
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR9, Cl A4A
4.871%, 09/11/2042	7	7
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.139%, 10/12/2042 (C)	21	21
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW13, Cl AJ
5.611%, 09/11/2041 (C)	241	244
Bear Stearns Commercial Mortgage Securities, Ser 2006-T24, Cl A4
5.537%, 10/12/2041	68	70

Description	Face Amount (Thousands) (1)	Market Value ($ Thousands)
Bear Stearns Commercial Mortgage Securities, Ser 2006-TOP22, Cl AJ
5.573%, 04/12/2038 (C)	25	$26
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW15, Cl A4
5.331%, 02/11/2044	72	76
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW16, Cl A4
5.706%, 06/11/2040 (C)	76	80
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl A4
5.694%, 06/11/2050 (C)	175	187
Bear Stearns Commercial Mortgage Securities, Ser 2007-T26, Cl A4
5.471%, 01/12/2045 (C)	63	67
CD Mortgage Trust, Ser 2007-CD5, Cl A4
5.886%, 11/15/2044 (C)	86	93
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl A3
5.776%, 03/15/2049 (C)	137	140
Citigroup Commercial Mortgage Trust, Ser 2008-C7, Cl A4
6.144%, 12/10/2049 (C)	427	460
Citigroup Commercial Mortgage Trust, Ser 2014-GC19, Cl D
4.900%, 03/10/2047 (B) (C)	20	19
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 1A4
2.615%, 05/25/2035 (B) (C)	534	519
COBALT Commercial Mortgage Trust, Ser 2006-C1, Cl AM
5.254%, 08/15/2048	35	36
COMM Mortgage Trust, Ser 2006-C8, Cl A1A
5.292%, 12/10/2046	117	124
COMM Mortgage Trust, Ser 2012-CRE4, Cl XA, IO
1.953%, 10/15/2045 (C)	173	17
COMM Mortgage Trust, Ser 2013-CCRE9, Cl A4
4.238%, 07/10/2045 (C)	35	38
COMM Mortgage Trust, Ser 2013-CR8, Cl A4
3.334%, 06/10/2046	130	133
COMM Mortgage Trust, Ser 2013-CR9, Cl A3
4.022%, 07/10/2045	50	53
COMM Mortgage Trust, Ser 2014-CCRE14, Cl A3
3.955%, 02/10/2047	70	74
COMM Mortgage Trust, Ser 2014-CR19, Cl A5
3.796%, 08/10/2047	65	68
COMM Mortgage Trust, Ser 2014-SAVA, Cl A
1.336%, 06/15/2034 (B) (C)	230	230

11	SEI Institutional International Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2015

Description	Face Amount (Thousands) (1)	Market Value ($ Thousands)
COMM Mortgage Trust, Ser 2014-UBS4, Cl A5
3.694%, 08/10/2047	65	$67
Commercial Mortgage Loan Trust, Ser 2008-LS1, Cl A4B
6.038%, 12/10/2049 (C)	270	286
Commercial Mortgage Pass Through Certificates, Ser CR14, Cl XA, IO
1.030%, 02/10/2047 (C)	694	31
Commercial Mortgage Pass-Through Certificates, Ser 2008-C1, Cl A3
5.970%, 02/15/2041 (C)	55	60
Commerical Mortgage Trust, Ser 2006-GG7, Cl A4
5.819%, 07/10/2038 (C)	139	142
Commerical Mortgage Trust, Ser 2007-GG11, Cl A4
5.736%, 12/10/2049	265	281
Commerical Mortgage Trust, Ser 2007-GG9, Cl AM
5.475%, 03/10/2039	370	386
Credit Suisse Commercial Mortgage Trust, Ser 2007-C3, Cl A4
5.890%, 06/15/2039 (C)	132	140
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFX
4.877%, 04/15/2037	65	65
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl XA, IO
1.055%, 06/15/2057	545	35
Eddystone Finance, Ser 2006-1, Cl A2
1.094%, 04/19/2021 (C)	110	168
FNMA Connecticut Avenue Securities, Ser 2013-C01, Cl M1
2.187%, 10/25/2023 (B) (C)	106	108
FNMA Connecticut Avenue Securities, Ser 2014-C01, Cl M1
1.787%, 01/25/2024 (B) (C)	283	284
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 2M1
1.137%, 05/25/2024 (B) (C)	18	18
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M1
2.287%, 11/25/2024 (B) (C)	335	338
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 2M1
1.387%, 05/25/2025 (B) (C)	85	84
GE Capital Commercial Mortgage, Ser 2005-C4, Cl A4
5.315%, 11/10/2045 (C)	55	55
GE Commercial Mortgage Trust, Ser 2007-C1, Cl AM
5.606%, 12/10/2049 (C)	35	37

Description	Face Amount (Thousands) (1)	Market Value ($ Thousands)
GMAC Commercial Mortgage Securities Trust, Ser 2006-C1, Cl A4
5.238%, 11/10/2045 (C)	87	$87
Granite Master Issuer, Ser 2005-1, Cl A5
0.117%, 12/20/2054 (B) (C)	66	73
Granite Master Issuer, Ser 2006-2, Cl A5
0.137%, 12/20/2054 (B) (C)	130	145
GS Mortgage Securities II, Ser 2007-GG10, Cl A4
5.989%, 08/10/2045 (C)	139	148
GS Mortgage Securities Trust, Ser 2011-GC5, Cl XA, IO
1.658%, 08/10/2044 (B) (C)	297	15
GS Mortgage Securities Trust, Ser 2013-GC13, Cl XA, IO
0.301%, 07/10/2046 (C)	2,882	29
GS Mortgage Securities Trust, Ser 2014-GC20, Cl D
4.867%, 04/10/2047 (B) (C)	80	74
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 4A1
2.232%, 01/25/2035 (B) (C)	131	127
JPMBB Commercial Mortgage Securities, Ser 2014-C23, Cl XA, IO
0.883%, 09/15/2047 (C)	996	48
JPMBB Commercial Mortgage Securities, Ser 2014-C26, Cl A4
3.494%, 01/15/2048	15	15
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-CB13, Cl A4
5.246%, 01/12/2043 (C)	77	77
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP7, Cl A4
5.905%, 04/15/2045 (C)	83	85
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP8, Cl A4
5.399%, 05/15/2045	72	75
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3
5.336%, 05/15/2047	125	130
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-C1, Cl A4
5.716%, 02/15/2051	45	48
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-CB19, Cl A4
5.697%, 02/12/2049 (C)	234	249
JPMorgan Chase Commercial Mortgage Securities, Ser 2008-C2, Cl A4FL
1.689%, 02/12/2051 (C)	320	315
JPMorgan Chase Commercial Mortgage Securities, Ser 2008-C2, Cl A4
6.068%, 02/12/2051	28	31

12	SEI Institutional International Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2015

Description	Face Amount (Thousands) (1)	Market Value ($ Thousands)
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl E
4.666%, 10/15/2045 (B) (C)	100	$97
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl A3
2.829%, 10/15/2045	135	135
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-LC9, Cl A5
2.840%, 12/15/2047	135	135
JPMorgan Chase Commercial Mortgage Securities, Ser 2014-INN, Cl A
1.106%, 06/15/2029 (B) (C)	130	130
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 3A1
2.185%, 12/25/2034 (B) (C)	90	89
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.858%, 07/15/2040 (C)	165	174
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl A3
5.866%, 09/15/2045 (C)	64	69
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl A2
6.150%, 04/15/2041 (C)	50	54
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl AJ
5.137%, 07/12/2038 (C)	55	55
Merrill Lynch Mortgage Trust, Ser 2006-C2, Cl AM
5.782%, 08/12/2043 (C)	120	125
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl A4
5.378%, 08/12/2048	129	134
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AM
5.419%, 08/12/2048	40	42
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A4
4.218%, 07/15/2046 (C)	60	64
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C17, Cl A5
3.741%, 08/15/2047	65	67
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C20, Cl A4
3.249%, 02/15/2048	65	64
Morgan Stanley Capital I Trust, Ser 2006-IQ16, Cl A4
5.809%, 12/12/2049	72	77
Morgan Stanley Capital I Trust, Ser 2006-T21, Cl D
5.553%, 10/12/2052 (B) (C)	15	15
Morgan Stanley Capital I Trust, Ser 2006-T21, Cl E

Description	Face Amount (Thousands) (1)	Market Value ($ Thousands)
5.553%, 10/12/2052 (B) (C)	10	$10
Morgan Stanley Capital I Trust, Ser 2007-HQ13, Cl A3
5.569%, 12/15/2044	105	111
Morgan Stanley Capital I Trust, Ser 2007-IQ14, Cl A4
5.692%, 04/15/2049 (C)	160	169
Morgan Stanley Capital I Trust, Ser 2008-TOP29, Cl D
6.460%, 01/11/2043 (B) (C)	35	36
Morgan Stanley Re-REMIC Trust, Ser 2010-GG10, Cl A4A
5.795%, 08/15/2045 (B) (C)	257	272
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/2046	130	131
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl A3
2.971%, 04/10/2046	70	70
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C23, Cl A4
5.418%, 01/15/2045 (C)	83	84
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl D
4.777%, 10/15/2045 (B) (C)	35	35
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS1, Cl D
4.243%, 05/15/2048 (C)	65	56
WFRBS Commercial Mortgage Trust, Ser 2011-C4, Cl A4
4.902%, 06/15/2044 (B) (C)	120	134
WFRBS Commercial Mortgage Trust, Ser 2012-C9, Cl A3
2.870%, 11/15/2045	75	75
WFRBS Commercial Mortgage Trust, Ser 2014-C20, Cl A5
3.995%, 05/15/2047	65	69
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl A5
3.678%, 08/15/2047	60	62
WFRBS Commerical Mortgage Trust, Ser 2013-C15, Cl A3
3.881%, 08/15/2046	70	74

		10,395

Total Mortgage-Backed Securities (Cost $13,127) ($ Thousands)		12,958

CORPORATE OBLIGATIONS — 1.0%

United States — 1.0%
Anadarko Petroleum
6.375%, 09/15/2017	330	362
CNA Financial
7.250%, 11/15/2023	110	133

13	SEI Institutional International Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2015

Description	Face Amount (Thousands) (1)	Market Value ($ Thousands)
6.500%, 08/15/2016	40	$42
Cox Communications
2.950%, 06/30/2023 (B)	127	117
Credit Suisse NY MTN
3.625%, 09/09/2024	260	258
EnLink Midstream Partners
4.150%, 06/01/2025	460	448
Enterprise Products Operating
5.950%, 02/01/2041	100	109
General Electric Capital MTN
5.550%, 05/04/2020	45	51
Goldman Sachs Group
5.150%, 05/22/2045	148	143
HJ Heinz
3.500%, 07/15/2022 (B)	230	231
2.800%, 07/02/2020 (B)	270	270
Kinder Morgan
5.000%, 02/15/2021 (B)	170	180
Kinder Morgan Energy Partners
3.500%, 09/01/2023	171	159
2.650%, 02/01/2019	39	39
McGraw Hill Financial
5.900%, 11/15/2017	325	355
Morgan Stanley
3.450%, 11/02/2015	125	126
Mosaic
5.625%, 11/15/2043	24	26
Navient MTN
5.500%, 01/15/2019	248	253
PNC Bank
2.700%, 11/01/2022	445	428
Prudential Financial MTN
6.100%, 06/15/2017	125	136
Ryder System MTN
7.200%, 09/01/2015	108	109
Time Warner
4.875%, 03/15/2020	150	164
Total System Services
2.375%, 06/01/2018	236	235
Viacom
6.125%, 10/05/2017	325	355
Williams Partners
4.125%, 11/15/2020	95	98
4.000%, 11/15/2021	150	151

Total Corporate Obligations (Cost $4,895) ($ Thousands)		4,978

U.S. TREASURY OBLIGATIONS — 0.9%
U.S. Treasury Note
2.500%, 05/15/2024	3,300	3,356

Description	Face Amount (Thousands) (1)	Market Value ($ Thousands)
U.S. Treasury Bond
3.000%, 11/15/2044	1,235	$1,208

Total U.S. Treasury Obligations (Cost $4,601) ($ Thousands)		4,564

ASSET-BACKED SECURITIES — 0.0%

Automotive — 0.0%
Bavarian Sky, Ser 2013-GER1, Cl A
0.177%, 06/20/2020 (C)	89	99

Other Asset-Backed Securities — 0.0%
Volta Electricity Receivables, Ser 2013-1, Cl SNR
4.172%, 02/16/2017	142	160

Total Asset-Backed Securities (Cost $300) ($ Thousands)		259

Total Investments — 98.5% (Cost $535,013) ($ Thousands) §		$498,921

A list of the open futures contracts held by the Fund at June 30, 2015, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
10-YR MINI JGB	17	Sep-2015	$4
Australian 10-Year Bond	6	Sep-2015	3
Australian 3-Year Bond	10	Sep-2015	1
Canadian 10-Year Bond	19	Sep-2015	4
Canadian 10-Year Bond	(1)	Sep-2015	(1)
Euro-Buxl 30 Year Bond	8	Sep-2015	(95)
Euro-Bobl	56	Sep-2015	10
Euro-Bund Index	53	Sep-2015	26
Euro-Bund Index	(11)	Sep-2015	5
Euro-Schatz	41	Sep-2015	3
Japanese 10-Year Bond	5	Sep-2015	10
Long Gilt 10-Year Bond	(13)	Sep-2015	(11)
Long Gilt 10-Year Bond	35	Sep-2015	(68)
U.S. 10-Year Treasury Note	(237)	Sep-2015	198
U.S. 2-Year Treasury Note	(86)	Oct-2015	(34)
U.S. 5-Year Treasury Note	(28)	Oct-2015	—
U.S. Long Treasury Bond	(6)	Sep-2015	13
U.S. Ultra Long Treasury Bond	(10)	Sep-2015	39

			$107

For the period ended June 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

14	SEI Institutional International Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2015

A list of the forward foreign currency contracts held by the Fund at June 30, 2015, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency To Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
07/02/15-01/06/16	BRL	3,858	USD	12,190	$38
07/02/15-01/06/16	USD	34,297	BRL	10,579	(193)
07/07/15-08/07/15	USD	38,069	AUD	29,157	(47)
07/07/15-08/06/15	USD	72,190	GBP	111,797	(1,713)
07/07/15-07/31/15	CAD	314	USD	392	—
07/07/15-08/06/15	USD	47,948	DKK	7,128	(38)
07/07/15-08/06/15	USD	31,593	CAD	25,530	231
07/07/15-08/06/15	USD	22,625	SEK	2,723	(6)
07/07/15-07/31/15	JPY	11,154	USD	1,374,482	83
07/07/15-08/06/15	EUR	9,996	USD	8,920	(56)
07/07/15-08/21/15	USD	15,569,909	JPY	126,873	(418)
07/07/15-08/06/15	USD	296,140	EUR	329,683	(355)
07/07/15-07/31/15	GBP	3,418	USD	2,192	29
07/10/15	IDR	1,046	USD	13,967,617	—
07/15/15-07/31/15	USD	54,358	ZAR	4,473	8
07/15/15	ZAR	90	USD	1,109	1
07/16/15-07/31/15	USD	74,096	MXP	4,811	95
07/16/15-07/16/15	MXP	2,133	USD	32,726	(49)
07/23/15-07/31/15	USD	6,358	PLN	1,696	6
07/24/15	SGD	879	USD	1,193	7
07/24/15-07/31/15	USD	2,308	SGD	1,717	3
07/31/15-08/07/15	USD	8,845,748	KRW	7,930	1
07/31/15-07/31/15	USD	2,952	CHF	3,171	8
07/31/15	USD	24,826	THB	732	(2)
07/31/15	USD	10,333	CZK	424	1
07/31/15	CHF	84	USD	78	—
07/31/15	SEK	1,607	USD	13,230	(12)
07/31/15-08/14/15	USD	2,165	NZD	1,480	21
07/31/15	USD	5,195	NOK	660	—
07/31/15	USD	777	ILS	207	1
07/31/15	USD	3,275	MYR	868	1
08/07/15	AUD	2,476	USD	3,223	(5)
08/14/15	USD	28,244	TWD	911	(5)

					$(2,365)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at June 30, 2015, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	$(176)	$177	$1
Bank of Montreal	(9,370)	9,448	78
Barclays PLC	(10,398)	10,313	(85)
BNP Paribas	(49,708)	48,950	(758)
Brown Brothers Harriman	(338,647)	336,335	(2,313)
Chase Manhattan	(3,126)	3,100	(26)
Citigroup	(109,902)	110,641	739
Credit Suisse First Boston	(2,651)	2,693	42
Deutsche Bank	(1,251)	1,244	(7)
Goldman Sachs	(41,301)	40,552	(749)
HSBC	(50,364)	50,451	87
JPMorgan Chase Bank	(5,497)	5,509	12
Morgan Stanley	(3,862)	3,844	(18)
National Australia Capital Markets	(2,934)	2,930	(4)
National Bank of Australia	(38,539)	38,135	(404)
RBC	(1,442)	1,466	23
Royal Bank of Scotland	(37,237)	38,171	935
Standard Bank	(2,448)	2,453	4
State Street	(1,183)	1,178	(5)
UBS	(1,573)	1,650	77
Westpac Banking	(397)	401	4

			$(2,365)

For the period ended June 30, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above are representative of the volume of activity for this derivative type during the period.

A list of open OTC swap agreements held by the Fund at June 30, 2015, are as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Depreciation ($ Thousands)
Citibank	3.83%	3-Month USD LIBOR	08/08/2023	USD	6,000	$(324)
Citibank	Euro CPI Overall Excluding Tobacco	1.22%	04/03/2019	EUR	2,450	(9)
Citigroup	3.79%	6-Month GBP EURIBOR	05/19/2019	GBP	2,500	(353)

						$(686)

15	SEI Institutional International Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2015

A list of open centrally cleared swap agreements held by the Fund at June 30, 2015, are as follows:

Credit Default Swaps
Counterparty	Reference/Entity Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
Citibank	CDX.NA.HY.23 5Y Index	Buy	5.00	12/20/2019	$805	$(14)
Citibank	ITRAXX-XOVERS23V1-5Y	Sell	5.00	06/20/2020	(1,490)	(26)

						$(40)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation Depreciation ($ Thousands)
Citibank	3.34%	6-Month GBP EURIBOR	01/17/2044	GBP	1,000	$(341)
JPMorgan Chase Bank	6-Month JPY LIBOR	1.56%	11/28/2033	JPY	600,000	310
JPMorgan Chase Bank	1.90%	6-Month EUR EURIBOR	3/24/2024	EUR	2,200	(184)
JPMorgan Chase Bank	2.87%	6-Month GBP EURIBOR	02/14/2023	GBP	250	(26)
JPMorgan Chase Bank	1.49%	6-Month EUR EURIBOR	11/21/2023	EUR	5,500	(518)
JPMorgan Chase Bank	1.49%	6-Month EUR EURIBOR	09/12/2018	EUR	7,000	(311)

						$(1,070)

For the period ended June 30, 2015, the total amount of all swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $506,775 ($ Thousands).

(1)	In local currency unless otherwise indicated.

(A)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2015.

(D)	Real Estate Investment Trust.

§	At June 30, 2015, the tax basis cost of the Fund’s investments was $535,013 ($ Thousands), and the unrealized appreciation and depreciation were $5,133 ($ Thousands) and ($41,225) ($ Thousands), respectively.

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CPI — Consumer Price Index

CZK — Czech Koruna

DKK — Danish Krone

EUR — Euro

EURIBOR — Euro London Interbank Offered Rate

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

IDR — Indonesian Rupiah

ILS — Isreali Shekel

IO — Interest Only

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norweigan Krone

NZD — New Zealand Dollar

PLN — Polish Zlotty

SEK — Swedish Krona

Ser — Series

SGD — Singapore Dollar

THB — Thai Bhat

TWD — Taiwan Dollar

USD — U.S. Dollar

ZAR — South African Rand

16	SEI Institutional International Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2015

The following is a list of the level of inputs used as of June 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$476,162	$—	$476,162
Mortgage-Backed Securities	—	12,958	—	12,958
Corporate Obligations	—	4,978	—	4,978
U.S. Treasury Obligations	—	4,564	—	4,564
Asset-Backed Securities	—	259	—	259

Total Investments in Securities	$—	$498,921	$—	$498,921

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$316	$—	$—	$316
Unrealized Depreciation	(209)	—	—	(209)
Forwards Contracts *
Unrealized Appreciation	—	534	—	534
Unrealized Depreciation	—	(2,899)	—	(2,899)
OTC Swaps
Interest Rate Swaps *
Unrealized Depreciation	—	(686)	—	(686)
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Depreciation	—	(40)	—	(40)
Interest Rate Swaps *
Unrealized Appreciation	—	310	—	310
Unrealized Depreciation	—	(1,380)	—	(1,380)

Total Other Financial Instruments	$107	$(4,161)	$—	$(4,054)

*	Futures contracts, forwards contracts, and swap contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

17	SEI Institutional International Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

June 30, 2015

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
GLOBAL BONDS — 93.1%

Angola — 0.1%
Republic of Angola Via Northern Lights III
7.000%, 08/16/2019		749	$748

Argentina — 1.2%
City of Buenos Aires Argentina MTN
8.950%, 02/19/2021		925	948
Provincia de Buenos Aires
9.375%, 09/14/2018		1,175	1,161
Republic of Argentina
7.000%, 04/17/2017		5,819	5,604
6.000%, 03/31/2023 (A)		815	889
5.870%, 03/31/2023 (A)	DEM	590	313
3.043%, 12/15/2035 (B)		1,203	98
0.044%, 12/15/2035 (B)		23,021	1,922
YPF
8.875%, 12/19/2018		485	515
8.750%, 04/04/2024 (C)		800	802
8.500%, 07/28/2025 (C)		3,885	3,861

			16,113

Armenia — 0.3%
Republic of Armenia
7.150%, 03/26/2025 (C)		4,476	4,431

Azerbaijan — 0.8%
International Bank of Azerbaijan
5.625%, 06/11/2019		1,700	1,647
Republic of Azerbaijan
4.750%, 03/18/2024 (C)		1,820	1,854
4.750%, 03/18/2024		1,500	1,528
State Oil of the Azerbaijan Republic
6.950%, 03/18/2030		830	880
5.450%, 02/09/2017		1,312	1,359
4.750%, 03/13/2023		3,694	3,516
4.750%, 03/13/2023		500	476

			11,260

Belize — 0.2%
Belize Government International Bond
5.000%, 02/20/2038 (D)		3,212	2,409

Bermuda — 0.1%
Government of Bermuda
4.854%, 02/06/2024		1,680	1,764

Bolivia — 0.2%
Government of Bolivia
5.950%, 08/22/2023		2,189	2,320
5.950%, 08/22/2023		500	530

			2,850

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
Bosnia and Herzegovina — 0.0%
Republic of Bosnia & Herzegovina
2.063%, 12/11/2017 (B)	DEM	75	$36

Brazil — 8.2%
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/2019 (C)		660	712
5.500%, 07/12/2020 (C)		400	416
Brazil Letras do Tesouro Nacional
13.485%, 01/01/2016 (E)	BRL	20,010	6,016
12.246%, 07/01/2018 (E)	BRL	23,485	5,229
11.531%, 01/01/2018 (E)	BRL	49,632	11,667
8.358%, 01/01/2017 (E)	BRL	9,932	2,625
Brazil Loan Trust 1
5.477%, 07/24/2023 (C)		2,254	2,232
5.477%, 07/24/2023		351	346
Brazil Notas do Tesouro Nacional, Ser B
15.665%, 08/15/2020	BRL	4,385	3,661
Brazil Notas do Tesouro Nacional
10.000%, 01/01/2017	BRL	32,932	10,056
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2018	BRL	10,986	3,304
10.000%, 01/01/2021	BRL	27,352	7,900
10.000%, 01/01/2023	BRL	20,498	5,800
10.000%, 01/01/2025	BRL	68,540	19,034
Caixa Economica Federal
4.250%, 05/13/2019		200	198
CIMPOR Financial Operations
5.750%, 07/17/2024 (C)		651	527
Cosan
5.000%, 03/14/2023 (C)		708	653
ESAL GmbH
6.250%, 02/05/2023 (C)		647	637
Federal Republic of Brazil
10.125%, 05/15/2027		1,378	2,033
10.125%, 05/15/2027		850	1,254
8.250%, 01/20/2034		4,604	5,720
7.125%, 01/20/2037		6,913	7,812
5.000%, 01/27/2045		524	453
4.875%, 01/22/2021		420	439
4.250%, 01/07/2025		6,167	5,954
2.625%, 01/05/2023		1,627	1,444
Gerdau Trade
5.750%, 01/30/2021 (C)	USD	53	54
GTL Trade Finance
5.893%, 04/29/2024 (C)		716	699
Marfrig Holding Europe
8.375%, 05/09/2018		1,280	1,289
Marfrig Overseas
9.500%, 05/04/2020 (C)		835	853
9.500%, 05/04/2020		650	664

1	SEI Institutional International Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

June 30, 2015

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
Minerva Luxembourg
7.750%, 01/31/2023		1,400	$1,411
Petrobras Global Finance
4.875%, 03/17/2020		549	522
Petrobras International Finance
5.750%, 01/20/2020		1,517	1,503
Rio Oil Finance Trust, Ser 2014-1
6.250%, 07/06/2024 (C)		1,265	1,243

			114,360

Chile — 1.6%
Banco del Estado de Chile
4.125%, 10/07/2020		30	32
3.875%, 02/08/2022 (C)		230	236
BancoEstado
4.125%, 10/07/2020 (C)		270	286
Bonos de la Tesoreria de la Republica en pesos
6.000%, 01/01/2020	CLP	80,000	139
6.000%, 01/01/2022	CLP	90,000	158
Empresa Electrica Angamos
4.875%, 05/25/2029 (C)		523	514
Empresa Nacional del Petroleo
6.250%, 07/08/2019 (C)		100	111
6.250%, 07/08/2019		50	56
5.250%, 08/10/2020 (C)		240	254
5.250%, 08/10/2020		100	106
4.375%, 10/30/2024 (C)		564	563
Nacional del Cobre de Chile
6.150%, 10/24/2036		1,748	1,995
5.625%, 09/21/2035		880	947
5.625%, 10/18/2043		250	267
4.875%, 11/04/2044 (C)		4,284	4,092
4.500%, 08/13/2023 (C)		1,152	1,213
4.250%, 07/17/2042		265	234
3.875%, 11/03/2021 (C)		403	414
3.000%, 07/17/2022 (C)		1,950	1,873
Republic of Chile
5.500%, 08/05/2020	CLP	323,000	539
3.875%, 08/05/2020		1,207	1,307
3.125%, 03/27/2025		750	750
2.250%, 10/30/2022		3,981	3,842
VTR Finance
6.875%, 01/15/2024 (C)		821	839

			20,767

China — 1.2%
Amber Circle Funding
3.250%, 12/04/2022		850	835
China Cinda Finance MTN
4.250%, 04/23/2025 (C)		600	573
CITIC
7.875%, 04/15/2049 (B)		183	190
6.800%, 01/17/2023		2,100	2,428

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
CNOOC Curtis Funding No. 1 Pty
4.500%, 10/03/2023		650	$682
CNOOC Finance
3.500%, 05/05/2025		234	225
Country Garden Holdings
7.875%, 05/27/2019		674	716
7.250%, 04/04/2021		319	323
Longfor Properties
6.750%, 01/29/2023		200	197
Sinochem Offshore Capital MTN
3.250%, 04/29/2019 (C)		1,432	1,452
Sinochem Overseas Capital
4.500%, 11/12/2020 (C)		891	942
4.500%, 11/12/2020		2,361	2,497
Sinopec Capital
3.125%, 04/24/2023 (C)		1,019	975
Sinopec Group Overseas Development
4.375%, 10/17/2023		921	965
4.375%, 04/10/2024 (C)		800	839
3.250%, 04/28/2025 (C)		1,094	1,051
State Grid Overseas Investment
4.125%, 05/07/2024 (C)		1,216	1,274
Three Gorges Finance I Cayman Islands
3.700%, 06/10/2025 (C)		341	344

			16,508

Colombia — 5.7%
Bogota Distrito Capital
9.750%, 07/26/2028 (C)	COP	8,820,000	4,030
9.750%, 07/26/2028	COP	370,000	169
Citigroup Funding, CLN (Republic of Colombia)
11.000%, 07/27/2020	COP	7,940,000	3,677
Colombian TES
11.250%, 10/24/2018	COP	69,800	31
11.000%, 07/24/2020	COP	227,500	105
10.000%, 07/24/2024	COP	2,909,100	1,321
7.750%, 09/18/2030	COP	27,355,800	10,264
7.500%, 08/26/2026	COP	8,163,400	3,084
7.000%, 09/11/2019	COP	1,593,400	637
7.000%, 05/04/2022	COP	864,000	335
7.000%, 05/04/2022	COP	580,000	225
7.000%, 05/04/2022	COP	22,627,000	8,766
6.000%, 04/28/2028	COP	12,792,700	4,186
Ecopetrol
5.375%, 06/26/2026		717	710
Emgesa ESP
8.750%, 01/25/2021	COP	1,450,000	592
Empresas Publicas de Medellin ESP
8.375%, 02/01/2021	COP	4,272,000	1,732
7.625%, 09/10/2024 (C)	COP	3,971,000	1,479
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024 (C)	COP	1,645,000	625

2	SEI Institutional International Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

June 30, 2015

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
7.875%, 08/12/2024	COP	884,000	$336
JPMorgan, CLN (Republic of Columbia)
7.000%, 05/04/2022	COP	2,087,000	809
Pacific Rubiales Energy
7.250%, 12/12/2021		2,171	1,780
5.375%, 01/26/2019		900	739
5.125%, 03/28/2023 (C)		326	233
Republic of Colombia
12.000%, 10/22/2015	COP	1,531,000	600
12.000%, 10/22/2015	COP	1,484,000	581
11.750%, 02/25/2020		1,587	2,158
10.375%, 01/28/2033		360	541
9.850%, 06/28/2027	COP	777,000	367
9.850%, 06/28/2027	COP	5,078,000	2,397
8.125%, 05/21/2024		1,190	1,525
7.750%, 04/14/2021	COP	3,875,000	1,637
7.375%, 03/18/2019		2,046	2,369
7.375%, 09/18/2037		7,239	8,922
6.125%, 01/18/2041		2,110	2,284
5.625%, 02/26/2044		870	881
5.000%, 06/15/2045		2,309	2,136
4.375%, 07/12/2021		4,457	4,662
4.375%, 03/21/2023	COP	1,917,000	666
4.375%, 03/21/2023	COP	1,184,000	412
4.000%, 02/26/2024		1,531	1,523

			79,526

Costa Rica — 0.7%
Banco Nacional de Costa Rica
6.250%, 11/01/2023 (C)		240	241
Instituto Costarricense de Electricidad
6.950%, 11/10/2021		400	420
6.375%, 05/15/2043		250	210
Republic of Costa Rica
7.158%, 03/12/2045		500	488
7.158%, 03/12/2045 (C)		1,237	1,200
7.000%, 04/04/2044		1,400	1,355
7.000%, 04/04/2044 (C)		3,101	3,000
4.375%, 04/30/2025		702	633
4.375%, 04/30/2025 (C)		781	704
4.250%, 01/26/2023		766	707

			8,958

Croatia — 0.5%
Government of Croatia
6.750%, 11/05/2019		790	869
6.625%, 07/14/2020		1,103	1,206
6.375%, 03/24/2021 (C)		1,636	1,765
6.250%, 04/27/2017 (C)		630	667
6.000%, 01/26/2024 (C)		1,677	1,773
6.000%, 01/26/2024		100	106
5.875%, 07/09/2018	EUR	150	182

			6,568

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
Dominican Republic — 1.4%
Dominican Republic
15.950%, 06/04/2021	DOP	3,800	$108
11.500%, 05/10/2024	DOP	55,000	1,343
11.000%, 01/05/2018	DOP	6,320	146
11.000%, 07/30/2021 (C)	DOP	53,760	1,247
9.040%, 01/23/2018		1,192	1,284
8.625%, 04/20/2027		1,407	1,681
7.500%, 05/06/2021 (C)		1,830	2,054
7.500%, 05/06/2021		3,304	3,709
7.450%, 04/30/2044 (C)		2,850	3,107
7.450%, 04/30/2044		1,015	1,109
6.850%, 01/27/2045 (C)		1,699	1,733
6.850%, 01/27/2045		400	408
6.600%, 01/28/2024		882	950
5.875%, 04/18/2024		210	218
5.875%, 04/18/2024 (C)		770	799

			19,896

Ecuador — 0.9%
EP PetroEcuador via Noble Sovereign Funding I
5.897%, 09/24/2019 (B)		3,466	3,068
Republic of Ecuador
10.500%, 03/24/2020 (C)		3,770	3,779
9.375%, 12/15/2015		1,554	1,542
7.950%, 06/20/2024		5,350	4,775

			13,164

Egypt — 0.3%
Government of Egypt
6.875%, 04/30/2040		734	717
5.875%, 06/11/2025 (C)		3,442	3,361

			4,078

El Salvador — 0.7%
Republic of El Salvador
8.250%, 04/10/2032		513	561
8.250%, 04/10/2032		267	292
7.750%, 01/24/2023		802	871
7.750%, 01/24/2023		708	769
7.650%, 06/15/2035		2,147	2,158
7.375%, 12/01/2019		400	434
6.375%, 01/18/2027 (C)		1,217	1,177
6.375%, 01/18/2027		2,530	2,448
5.875%, 01/30/2025 (C)		638	615
5.875%, 01/30/2025		210	201

			9,526

Ethiopia — 0.0%
Federal Democratic Republic of Ethiopia
6.625%, 12/11/2024 (C)		669	660
6.625%, 12/11/2024		600	592

			1,252

Gabon — 0.1%
Gabonese Republic
8.200%, 12/12/2017		490	521

3	SEI Institutional International Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

June 30, 2015

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
6.950%, 06/16/2025 (C)		893	$886
6.375%, 12/12/2024 (C)		261	253
6.375%, 12/12/2024		255	246

			1,906

Georgia — 0.3%
Georgian Railway JSC
7.750%, 07/11/2022		3,377	3,662

Ghana — 0.5%
Republic of Ghana
8.500%, 10/04/2017 (C)		300	309
8.125%, 01/18/2026		2,890	2,630
8.125%, 01/18/2026 (C)		2,604	2,370
7.875%, 08/07/2023		1,400	1,264

			6,573

Guatemala — 0.1%
Comcel Trust
6.875%, 02/06/2024 (C)		1,090	1,147
Guatemala Government Bond
4.875%, 02/13/2028		509	498

			1,645

Honduras — 0.1%
Republic of Honduras
8.750%, 12/16/2020		1,018	1,153

Hong Kong — 0.1%
Shimao Property Holdings
8.125%, 01/22/2021		700	731

Hungary — 4.0%
Magyar Export-Import Bank
4.000%, 01/30/2020 (C)		925	928
Republic of Hungary
7.750%, 08/24/2015	HUF	33,320	119
7.625%, 03/29/2041		6,428	8,518
7.500%, 11/12/2020	HUF	262,990	1,133
7.000%, 06/24/2022	HUF	2,727,700	11,601
6.750%, 11/24/2017	HUF	31,310	124
6.500%, 06/24/2019	HUF	1,100,810	4,453
6.375%, 03/29/2021		1,254	1,423
6.250%, 01/29/2020		770	862
6.000%, 11/24/2023	HUF	200,030	816
5.750%, 11/22/2023		4,802	5,318
5.500%, 12/22/2016	HUF	555,220	2,087
5.500%, 12/20/2018	HUF	94,460	369
5.500%, 06/24/2025	HUF	1,695,740	6,750
5.375%, 02/21/2023		3,127	3,382
5.375%, 03/25/2024		536	581
5.000%, 03/30/2016	GBP	227	366
4.125%, 02/19/2018		3,504	3,647
4.000%, 04/25/2018	HUF	174,740	649
4.000%, 03/25/2019		1,856	1,916
3.500%, 06/24/2020		125,550	455

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
3.500%, 06/24/2020	HUF	121,180	$439
2.500%, 06/22/2018		239,220	854

			56,790

India — 0.1%
ABJA Investment Pte
5.950%, 07/31/2024		200	200
Export-Import Bank of India MTN
4.000%, 08/07/2017		200	208
Vedanta Resources
8.250%, 06/07/2021 (C)		30	31
6.000%, 01/31/2019 (C)		364	352

			791

Indonesia — 8.4%
Deutsche Bank, CLN (Republic of Indonesia)
7.000%, 05/15/2022	IDR	2,300,000	161
7.000%, 05/15/2027	IDR	2,300,000	156
6.625%, 05/15/2033	IDR	2,300,000	142
Deutsche Bank MTN
7.000%, 05/17/2022	IDR	9,000,000	628
JPMorgan, CLN (Republic of Indonesia)
7.000%, 05/15/2022	IDR	105,300,000	7,349
6.625%, 05/15/2033	IDR	3,100,000	192
Majapahit Holding
8.000%, 08/07/2019		470	542
7.875%, 06/29/2037 (C)		205	236
7.750%, 01/20/2020		894	1,034
Pelabuhan Indonesia III
4.875%, 10/01/2024		1,659	1,653
Pertamina Persero MTN
6.500%, 05/27/2041 (C)		380	377
6.450%, 05/30/2044 (C)		885	872
6.450%, 05/30/2044		439	434
6.000%, 05/03/2042		340	315
6.000%, 05/03/2042 (C)		935	867
5.625%, 05/20/2043		3,882	3,445
5.250%, 05/23/2021 (C)		500	518
4.875%, 05/03/2022 (C)		220	222
Republic of Indonesia
12.800%, 06/15/2021	IDR	210,000	19
11.625%, 03/04/2019		1,674	2,193
11.625%, 03/04/2019 (C)		975	1,277
11.625%, 03/04/2019		80	105
11.000%, 09/15/2025	IDR	3,200,000	282
9.000%, 03/15/2029	IDR	167,545,000	13,245
8.500%, 10/12/2035		1,000	1,350
8.500%, 10/12/2035		1,969	2,658
8.375%, 03/15/2024	IDR	215,216,000	16,195
8.375%, 09/15/2026	IDR	580,000	44
8.375%, 03/15/2034	IDR	168,780,000	12,628
8.250%, 06/15/2032	IDR	17,369,000	1,273
7.875%, 04/15/2019	IDR	47,746,000	3,550

4	SEI Institutional International Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

June 30, 2015

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
7.750%, 01/17/2038		1,478	$1,881
7.750%, 01/17/2038		7,418	9,439
7.000%, 05/15/2022	IDR	59,080,000	4,123
6.875%, 01/17/2018		2,004	2,243
6.750%, 01/15/2044 (C)		1,650	1,914
6.625%, 05/15/2033	IDR	30,376,000	1,882
6.625%, 02/17/2037		1,426	1,611
6.125%, 05/15/2028	IDR	26,020,000	1,602
5.875%, 01/15/2024		2,876	3,178
5.625%, 05/15/2023	IDR	44,408,000	2,813
5.250%, 01/17/2042		692	665
5.125%, 01/15/2045 (C)		1,084	1,034
4.875%, 05/05/2021		1,051	1,115
4.875%, 05/05/2021 (C)		200	212
4.125%, 01/15/2025		5,081	4,986
3.375%, 04/15/2023 (C)		1,939	1,828
2.875%, 07/08/2021 (C)	EUR	594	666

			115,154

Iraq — 0.2%
Republic of Iraq
5.800%, 01/15/2028		3,280	2,652

Israel — 0.0%
Altice Financing
8.000%, 12/15/2019	EUR	400	472

Italy — 0.0%
Wind Acquisition Finance
4.750%, 07/15/2020 (C)		49	48

Ivory Coast — 1.2%
Ivory Coast Government Bond
11.660%, 12/31/2032		7,396	6,935
11.660%, 12/31/2032		3,413	3,200
6.375%, 03/03/2028 (C)		2,420	2,366
5.750%, 12/31/2032		1,100	1,031
5.375%, 07/23/2024 (C)		2,769	2,596

			16,128

Jamaica — 0.4%
Digicel Group
8.250%, 09/30/2020		2,200	2,205
7.125%, 04/01/2022 (C)		1,040	988
Government of Jamaica
7.625%, 07/09/2025		2,911	3,260

			6,453

Kazakhstan — 2.4%
Development Bank of Kazakhstan
4.125%, 12/10/2022		770	685
Halyk Savings Bank of Kazakhstan
7.250%, 01/28/2021 (C)		400	412
7.250%, 01/28/2021		200	206
KazAgro National Management Holding
4.625%, 05/24/2023		3,830	3,370

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
Kazakhstan Temir Zholy Finance
6.950%, 07/10/2042 (C)		250	$240
KazMunayGas National MTN
9.125%, 07/02/2018		1,707	1,929
9.125%, 07/02/2018 (C)		2,342	2,647
7.000%, 05/05/2020 (C)		676	726
6.375%, 04/09/2021		365	382
6.375%, 04/09/2021 (C)		6,341	6,640
6.000%, 11/07/2044 (C)		605	514
5.750%, 04/30/2043 (C)		3,133	2,606
5.750%, 04/30/2043		10,694	8,923
4.875%, 05/07/2025 (C)		390	354
4.400%, 04/30/2023 (C)		1,509	1,367
4.400%, 04/30/2023		1,022	931
Nostrum Oil & Gas Finance
6.375%, 02/14/2019 (C)		362	342
Republic of Kazakhstan
6.375%, 10/06/2020 (C)		600	627
Samruk-Energy JSC MTN
3.750%, 12/20/2017		500	485
Zhaikmunai Via Zhaikmunai International
7.125%, 11/13/2019 (C)		282	267

			33,653

Kenya — 0.6%
Kenya Government International Bond
6.875%, 06/24/2024 (C)		3,822	3,878
6.875%, 06/24/2024		403	409
5.875%, 06/24/2019 (C)		1,295	1,317
Kenya Infrastructure Bond
11.000%, 09/15/2025	KES	230,000	2,170
11.000%, 10/12/2026		20,000	185

			7,959

Kuwait — 0.0%
NBK Tier 1 Financing
5.750%, 12/29/2049 (B)		328	332

Latvia — 0.0%
Republic of Latvia
2.750%, 01/12/2020		459	458

Lithuania — 0.1%
Republic of Lithuania
7.375%, 02/11/2020		462	549
6.625%, 02/01/2022		200	238
6.125%, 03/09/2021 (C)		1,424	1,639

			2,426

Malaysia — 5.2%
1MDB Global Investments
4.400%, 03/09/2023		3,100	2,713
Malaysia Government Bond
5.248%, 09/15/2028 (C)	MYR	1,050	307
4.935%, 09/30/2043	MYR	6,200	1,690
4.498%, 04/15/2030	MYR	1,240	339

5	SEI Institutional International Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

June 30, 2015

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
4.392%, 04/15/2026	MYR	10,601	$2,863
4.378%, 11/29/2019	MYR	1,353	370
4.262%, 09/15/2016	MYR	20,610	5,536
4.181%, 07/15/2024	MYR	28,507	7,651
4.160%, 07/15/2021	MYR	4,769	1,290
4.048%, 09/30/2021	MYR	4,330	1,162
4.012%, 09/15/2017	MYR	900	242
3.955%, 09/15/2025		2,900	764
3.892%, 03/15/2027	MYR	1,369	354
3.889%, 07/31/2020	MYR	6,983	1,865
3.844%, 04/15/2033	MYR	1,770	442
3.835%, 08/12/2015	MYR	4,097	1,087
3.654%, 10/31/2019	MYR	11,780	3,123
3.580%, 09/28/2018	MYR	4,747	1,260
3.502%, 05/31/2027	MYR	1,050	261
3.492%, 03/31/2020	MYR	22,299	5,861
3.480%, 03/15/2023	MYR	14,448	3,706
3.418%, 08/15/2022	MYR	15,169	3,892
3.314%, 10/31/2017	MYR	39,479	10,479
3.260%, 03/01/2018	MYR	18,210	4,801
3.197%, 10/15/2015	MYR	8,823	2,341
3.172%, 07/15/2016	MYR	5,310	1,409
Malaysia Government Investment
4.444%, 05/22/2024	MYR	11,600	3,142
Petronas Capital MTN
4.500%, 03/18/2045 (C)		1,010	977
3.500%, 03/18/2025 (C)		2,829	2,799

			72,726

Mexico — 8.9%
America Movil
7.125%, 12/09/2024	MXN	18,110	1,119
6.000%, 06/09/2019	MXN	12,420	792
BBVA Bancomer
6.750%, 09/30/2022 (C)		500	551
Cemex
6.125%, 05/05/2025 (C)		1,241	1,224
5.700%, 01/11/2025 (C)		213	203
Cemex Finance
9.375%, 10/12/2022		1,500	1,671
9.375%, 10/12/2022 (C)		618	688
6.000%, 04/01/2024 (C)		77	76
Comision Federal de Electricidad
7.350%, 11/25/2025		21,225	1,308
5.750%, 02/14/2042 (C)		500	488
4.875%, 01/15/2024 (C)		237	242
Fermaca Enterprises S de RL
6.375%, 03/30/2038 (C)		358	364
JB y
3.750%, 05/13/2025 (C)		311	302
Mexican Bonos
7.750%, 11/23/2034	MXN	1,846	131
7.750%, 11/13/2042	MXN	3,280	233
7.500%, 06/03/2027	MXN	39,023	2,732

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
6.500%, 06/09/2022	MXN	60,549	$3,998
6.250%, 06/16/2016	MXN	30,049	1,966
5.000%, 06/15/2017	MXN	39,491	2,559
5.000%, 12/11/2019		52,380	3,311
Mexican Bonos, Ser M10
8.500%, 12/13/2018	MXN	16,050	1,141
8.000%, 12/17/2015	MXN	37,960	2,472
7.750%, 12/14/2017	MXN	44,191	3,041
7.250%, 12/15/2016	MXN	51,369	3,431
Mexican Bonos, Ser M20
10.000%, 12/05/2024	MXN	279,970	22,847
8.500%, 05/31/2029	MXN	15,768	1,197
8.000%, 12/07/2023	MXN	11,575	834
7.750%, 05/29/2031	MXN	73,086	5,195
Mexican Bonos, Ser M30
10.000%, 11/20/2036	MXN	8,900	776
8.500%, 11/18/2038	MXN	67,335	5,133
Mexican Udibonos
2.500%, 12/10/2020	MXN	6,273	2,145
2.000%, 06/09/2022	MXN	1,471	477
Mexico Cetes
0.000%, 03/03/2016 (E)	MXN	1,131,090	7,048
Petroleos Mexicanos MTN
7.190%, 09/12/2024	MXN	55,630	3,426
6.625%, 06/15/2035		3,450	3,683
6.500%, 06/02/2041		572	595
6.375%, 01/23/2045 (C)		806	827
4.250%, 01/15/2025 (C)		560	545
4.250%, 01/15/2025		3,625	3,530
3.500%, 01/30/2023 (C)		185	175
Petroloes Mexicanos MTN
5.625%, 01/23/2046 (C)		1,193	1,114
Sixsigma Networks Mexico
8.250%, 11/07/2021 (C)		465	481
Southern Copper
3.875%, 04/23/2025		680	655
Trust F
5.250%, 12/15/2024 (C) (F)		1,080	1,123
United Mexican States MTN
7.500%, 04/08/2033		336	452
6.050%, 01/11/2040		1,548	1,765
5.750%, 10/12/2110		468	460
5.550%, 01/21/2045		6,482	6,895
4.750%, 03/08/2044		2,218	2,107
4.600%, 01/23/2046		4,551	4,210
4.000%, 10/02/2023		3,394	3,487
3.600%, 01/30/2025		5,377	5,302
3.500%, 01/21/2021		507	517
United Mexican States, Ser A MTN
6.750%, 09/27/2034		3,474	4,360

			125,404

6	SEI Institutional International Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

June 30, 2015

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
Mongolia — 0.8%
Development Bank of Mongolia MTN
5.750%, 03/21/2017		902	$884
Mongolia Government Bond MTN
5.125%, 12/05/2022		7,907	7,136
5.125%, 12/05/2022		481	434
4.125%, 01/05/2018		2,556	2,447
Trade & Development Bank of Mongolia MTN
9.375%, 05/19/2020 (C)		355	378

			11,279

Montenegro — 0.0%
Republic of Montenegro
7.875%, 09/14/2015	EUR	120	134
5.375%, 05/20/2019	EUR	399	447

			581

Morocco — 0.1%
Kingdom of Morocco
5.500%, 12/11/2042		900	911
5.500%, 12/11/2042 (C)		200	202
4.250%, 12/11/2022 (C)		287	293
OCP
5.625%, 04/25/2024 (C)		305	318
4.500%, 10/22/2025 (C)		543	515

			2,239

Mozambique — 0.0%
EMATUM Via Mozambique EMATUM Finance 2020
6.305%, 09/11/2020		649	603

Nigeria — 0.5%
Republic of Nigeria
16.390%, 01/27/2022	NGN	111,580	596
16.000%, 06/29/2019	NGN	168,722	874
15.100%, 04/27/2017	NGN	23,192	117
14.200%, 03/14/2024	NGN	124,767	610
6.750%, 01/28/2021 (C)		550	569
6.750%, 01/28/2021		2,902	3,000
6.375%, 07/12/2023		2,200	2,209

			7,975

Pakistan — 0.3%
Republic of Pakistan
8.250%, 04/15/2024		3,400	3,698
7.250%, 04/15/2019 (C)		500	524
7.125%, 03/31/2016		500	513
6.875%, 06/01/2017		430	447
6.875%, 06/01/2017		100	104

			5,286

Panama — 1.1%
Panama Notas del Tesoro
4.875%, 02/05/2021		704	750
Republic of Panama
9.375%, 01/16/2023		560	769

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
9.375%, 04/01/2029		3,456	$5,115
8.875%, 09/30/2027		1,070	1,514
8.125%, 04/28/2034		2,128	2,857
6.700%, 01/26/2036		1,350	1,667
4.300%, 04/29/2053		130	113
4.000%, 09/22/2024		901	906
3.750%, 03/16/2025		512	504

			14,195

Paraguay — 0.6%
Republic of Paraguay
6.100%, 08/11/2044 (C)		1,536	1,559
6.100%, 08/11/2044		861	874
4.625%, 01/25/2023 (C)		737	744
4.625%, 01/25/2023		3,216	3,248
Telefonica Celular del Paraguay
6.750%, 12/13/2022		200	207
6.750%, 12/13/2022		200	207

			6,839

Peru — 1.5%
Abengoa Transmision Sur
6.875%, 04/30/2043 (C)		273	303
BBVA Banco Continental
5.250%, 09/22/2029 (B) (C)		651	660
Peru Enhanced Pass-Through Finance
4.648%, 06/02/2025 (C) (E)		1,000	748
2.265%, 05/31/2018 (E)		81	77
2.007%, 05/31/2018 (C) (E)		218	208
Republic of Peru
8.750%, 11/21/2033		3,637	5,492
8.200%, 08/12/2026	PEI	4,268	1,501
7.350%, 07/21/2025		1,344	1,754
6.950%, 08/12/2031	PEI	6,696	2,062
6.950%, 08/12/2031	PEI	11,078	3,412
6.850%, 02/12/2042	PEI	613	182
6.550%, 03/14/2037		778	969
5.700%, 08/12/2024 (C)	PEI	10,512	3,122
5.700%, 08/12/2024	PEI	3,584	1,074

			21,564

Philippines — 0.3%
Development Bank of Philippines
5.500%, 03/25/2021		330	366
National Power
9.625%, 05/15/2028		1,100	1,672
Republic of Philippines
6.375%, 01/15/2032		1,360	1,763
4.200%, 01/21/2024		474	517
3.900%, 11/26/2022	PHP	45,000	988

			5,306

Poland — 2.0%
Republic of Poland
4.000%, 10/25/2023	PLN	11,538	3,248
4.000%, 01/22/2024		682	714
3.250%, 07/25/2025	PLN	18,890	5,010

7	SEI Institutional International Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

June 30, 2015

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
3.000%, 08/24/2016	PLN	9,171	$2,508
2.750%, 08/25/2023	PLN	16,998	4,972
2.500%, 07/25/2018	PLN	4,970	1,330
1.545%, 01/25/2016 (E)	PLN	11,378	2,998
0.000%, 07/25/2017 (E)		800	204
Republic of Poland, Ser 0922
5.750%, 09/23/2022	PLN	11,501	3,570
Republic of Poland, Ser 1017
5.250%, 10/25/2017	PLN	7,330	2,090

			26,644

Qatar — 0.3%
Ooredoo International Finance
7.875%, 06/10/2019		665	804
State of Qatar
6.400%, 01/20/2040		2,150	2,774

			3,578

Romania — 2.2%
Government of Romania MTN
6.750%, 02/07/2022 (C)		350	409
6.750%, 02/07/2022		5,071	5,920
6.125%, 01/22/2044		690	773
5.950%, 06/11/2021	RON	13,520	3,809
5.850%, 04/26/2023	RON	5,840	1,625
5.750%, 04/29/2020		15,130	4,207
5.750%, 04/29/2020	RON	810	225
4.875%, 01/22/2024 (C)		1,424	1,508
4.875%, 01/22/2024		597	631
4.750%, 08/29/2016	RON	8,980	2,311
4.750%, 06/24/2019	RON	20,360	5,435
4.750%, 02/24/2025	RON	4,900	1,274
4.375%, 08/22/2023		1,462	1,499
4.375%, 08/22/2023 (C)		539	552

			30,178

Russia — 6.5%
Alfa Bank Via Alfa Bond Issuance
7.750%, 04/28/2021		1,500	1,477
EDC Finance
4.875%, 04/17/2020		1,300	1,135
Gaz Capital
6.510%, 03/07/2022 (C)		224	224
Gazprom Neft OAO Via GPN Capital
4.375%, 09/19/2022 (C)		230	195
Gazprom OAO Via Gaz Capital
9.250%, 04/23/2019		3,575	3,968
9.250%, 04/23/2019 (C)		381	423
4.950%, 07/19/2022 (C)		157	144
4.300%, 11/12/2015 (C)		533	536
Lukoil International Finance
3.416%, 04/24/2018 (C)		180	173
Ritekro
12.950%, 11/07/2022 (E) (G) (H)		914	457

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
Rosneft Oil via Rosneft International Finance
3.149%, 03/06/2017 (C)		7	$7
Russian Federal Bond - OFZ
8.150%, 02/03/2027	RUB	34,254	510
7.600%, 04/14/2021	RUB	621,334	9,585
7.600%, 07/20/2022	RUB	415,187	6,275
7.500%, 03/15/2018	RUB	320,194	5,306
7.500%, 02/27/2019	RUB	602,354	9,725
7.400%, 04/19/2017	RUB	70,000	1,191
7.400%, 06/14/2017	RUB	52,000	881
7.350%, 01/20/2016	RUB	80,000	1,413
7.050%, 01/19/2028	RUB	165,852	2,233
7.000%, 01/25/2023	RUB	233,026	3,365
7.000%, 08/16/2023	RUB	193,574	2,760
6.900%, 08/03/2016	RUB	48,434	838
6.800%, 12/11/2019	RUB	86,684	1,336
6.700%, 05/15/2019	RUB	308,062	4,813
6.500%, 12/03/2014 (D)	RUB	22,770	333
6.400%, 05/27/2020	RUB	30,800	460
6.200%, 01/31/2018	RUB	304,954	4,918
Russian Foreign Bond - Eurobond
7.850%, 03/10/2018	RUB	120,000	1,981
5.625%, 04/04/2042		2,600	2,444
5.000%, 04/29/2020		9,300	9,545
4.875%, 09/16/2023		3,000	2,967
4.875%, 09/16/2023 (C)		1,200	1,187
4.500%, 04/04/2022		600	587
3.625%, 09/16/2020		700	774
3.500%, 01/16/2019		600	590
3.250%, 04/04/2017		1,200	1,224
VEB-Leasing Via VEB Leasing Investment
5.125%, 05/27/2016		320	323
Vimpel Communications Via VIP Finance Ireland
7.748%, 02/02/2021 (C)		429	431
VimpelCom Holdings
7.504%, 03/01/2022 (C)		1,061	1,037
5.950%, 02/13/2023 (C)		95	84
5.200%, 02/13/2019 (C)		500	477
Vnesheconombank Via VEB Finance
6.902%, 07/09/2020		1,310	1,271
6.800%, 11/22/2025		2,205	1,984
6.800%, 11/22/2025 (C)		150	135
5.450%, 11/22/2017 (C)		400	400

			92,122

Senegal — 0.5%
Republic of Senegal
8.750%, 05/13/2021		790	877
8.750%, 05/13/2021 (C)		540	600
6.250%, 07/30/2024		5,820	5,576
6.250%, 07/30/2024 (C)		426	408

			7,461

8	SEI Institutional International Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

June 30, 2015

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
Serbia — 0.3%
Republic of Serbia
7.250%, 09/28/2021 (C)		200	$224
7.250%, 09/28/2021		2,569	2,877
5.875%, 12/03/2018		815	857
5.875%, 12/03/2018 (C)		530	557
4.875%, 02/25/2020 (C)		246	248
4.875%, 02/25/2020		200	202

			4,965

Singapore — 0.0%
ABJA Investment Pte
5.950%, 07/31/2024		472	473

Slovenia — 0.6%
Slovenia Government International Bond
5.850%, 05/10/2023		1,800	2,037
5.250%, 02/18/2024		5,680	6,191
4.125%, 02/18/2019		900	936

			9,164

South Africa — 5.5%
Eskom Holdings MTN
7.125%, 02/11/2025 (C)		6,531	6,608
6.750%, 08/06/2023		1,100	1,111
6.750%, 08/06/2023 (C)		1,289	1,307
5.750%, 01/26/2021		1,100	1,078
Republic of South Africa
10.500%, 12/21/2026	ZAR	125,230	12,009
8.750%, 01/31/2044	ZAR	23,470	1,894
8.750%, 02/28/2048	ZAR	36,920	2,980
8.500%, 01/31/2037	ZAR	44,123	3,488
8.250%, 09/15/2017	ZAR	29,822	2,507
8.250%, 03/31/2032	ZAR	70,090	5,463
8.000%, 12/21/2018	ZAR	5,380	449
8.000%, 01/31/2030	ZAR	167,076	12,988
7.750%, 02/28/2023	ZAR	25,582	2,060
7.250%, 01/15/2020	ZAR	33,382	2,695
7.000%, 02/28/2031	ZAR	42,150	2,957
6.875%, 05/27/2019		580	660
6.750%, 03/31/2021	ZAR	31,200	2,432
6.500%, 02/28/2041	ZAR	23,065	1,445
6.250%, 03/31/2036	ZAR	53,179	3,302
5.875%, 09/16/2025 (I)		6,137	6,799
Transnet SOC MTN
9.500%, 05/13/2021 (C)	ZAR	13,360	1,083
ZAR Sovereign Capital Fund Propriety
3.903%, 06/24/2020 (C)		1,046	1,059

			76,374

Sri Lanka — 0.6%
Republic of Sri Lanka
6.250%, 10/04/2020 (C)		694	711
6.125%, 06/03/2025 (C)		2,005	1,973
6.000%, 01/14/2019		2,140	2,185
5.875%, 07/25/2022		1,020	1,002

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
5.875%, 07/25/2022 (C)		724	$711

			6,582

Supra-National — 0.2%
European Investment Bank MTN
8.500%, 09/17/2024	ZAR	9,200	741
Inter-American Development Bank MTN
7.350%, 09/12/2018	IDR	20,140,000	1,456

			2,197

Thailand — 2.2%
PTT Exploration & Production
4.875%, 06/18/2019 (B) (C)		295	296
Thailand Government Bond
5.670%, 03/13/2028	THB	3,000	110
4.875%, 06/22/2029	THB	4,979	171
3.875%, 06/13/2019	THB	130,520	4,114
3.850%, 12/12/2025	THB	91,963	2,937
3.650%, 12/17/2021	THB	299,110	9,376
3.625%, 06/16/2023	THB	310,880	9,672
3.580%, 12/17/2027	THB	62,700	1,910
1.250%, 03/12/2028	THB	23,343	624
1.200%, 07/14/2021	THB	71,513	2,040

			31,250

Trinidad & Tobago — 0.1%
Republic of Trinidad & Tobago
4.375%, 01/16/2024 (C) (I)		1,316	1,412

Tunisia — 0.1%
Banque Centrale de Tunisie
5.750%, 01/30/2025 (C)		1,298	1,267

Turkey — 6.5%
Export Credit Bank of Turkey
5.875%, 04/24/2019 (C)		200	211
5.000%, 09/23/2021 (C)		538	541
Finansbank MTN
6.250%, 04/30/2019 (C)		1,342	1,353
Republic of Turkey
11.875%, 01/15/2030		900	1,514
10.700%, 02/24/2016	TRY	4,760	1,785
10.500%, 01/15/2020	TRY	4,340	1,695
10.400%, 03/27/2019	TRY	3,560	1,367
10.400%, 03/20/2024	TRY	2,250	902
9.500%, 01/12/2022	TRY	8,610	3,244
9.000%, 01/27/2016	TRY	10,200	3,788
9.000%, 03/08/2017	TRY	10,845	4,016
9.000%, 07/24/2024	TRY	21,228	7,852
8.800%, 11/14/2018	TRY	4,572	1,674
8.500%, 07/10/2019	TRY	18,266	6,627
8.500%, 09/14/2022	TRY	13,148	4,711
8.300%, 10/07/2015	TRY	5,088	1,893
8.300%, 06/20/2018	TRY	14,151	5,124
8.200%, 07/13/2016	TRY	8,477	3,114
8.000%, 03/12/2025		4,469	1,541

9	SEI Institutional International Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

June 30, 2015

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
8.000%, 02/14/2034		1,350	$1,741
7.400%, 02/05/2020		19,160	6,623
7.375%, 02/05/2025		3,051	3,661
7.100%, 03/08/2023	TRY	6,560	2,172
7.000%, 06/05/2020		3,187	3,638
6.875%, 03/17/2036		3,637	4,219
6.750%, 04/03/2018		1,374	1,515
6.750%, 05/30/2040		2,513	2,890
6.300%, 02/14/2018	TRY	1,090	378
6.250%, 09/26/2022		2,867	3,189
6.000%, 01/14/2041		1,086	1,144
5.625%, 03/30/2021		1,912	2,061
5.125%, 03/25/2022 (I)		573	600
4.250%, 04/14/2026		1,278	1,218
TC Ziraat Bankasi
4.250%, 07/03/2019 (C)		1,440	1,438

			89,439

Ukraine — 0.0%
Government of Ukraine
9.250%, 07/24/2017		1,240	596

Uruguay — 0.6%
Republic of Uruguay PIK
7.875%, 01/15/2033		1,809	2,429
Republic of Uruguay
7.625%, 03/21/2036		786	1,048
5.100%, 06/18/2050		2,752	2,621
4.500%, 08/14/2024		632	663
Uruguay Treasury Bills
12.685%, 07/17/2015 (E)		7,119	263

			7,024

Venezuela — 2.5%
Petroleos de Venezuela
9.000%, 11/17/2021		1,200	489
8.500%, 11/02/2017		4,603	3,165
8.500%, 11/02/2017		10,528	7,238
6.000%, 05/16/2024		7,010	2,489
5.250%, 04/12/2017		7,392	3,681
5.250%, 04/12/2017		156	78
Republic of Venezuela
13.625%, 08/15/2018		144	94
13.625%, 08/15/2018		1,716	1,218
12.750%, 08/23/2022		2,801	1,280
11.950%, 08/05/2031		1,420	607
11.750%, 10/21/2026		2,515	1,081
9.375%, 01/13/2034		4,840	1,888
9.250%, 09/15/2027		1,313	555
9.250%, 05/07/2028		2,445	935
9.000%, 05/07/2023		20	8
9.000%, 05/07/2023		500	194
8.250%, 10/13/2024		500	186
8.250%, 10/13/2024		7,020	2,615
7.750%, 10/13/2019		4,415	1,711

Description		Face Amount (Thousands) (1)/Shares	Market Value ($ Thousands)
7.650%, 04/21/2025		290	$106
5.750%, 02/26/2016		5,961	4,925

			34,543

Vietnam — 0.1%
Republic of Vietnam
6.750%, 01/29/2020		439	485
4.800%, 11/19/2024 (C)		1,026	1,026

			1,511

Zambia — 0.3%
Republic of Zambia
10.000%, 09/03/2015	ZMW	2,210	288
8.500%, 04/14/2024		975	980
5.375%, 09/20/2022		2,360	2,038
Republic of Zambia Treasury Bills
23.166%, 08/24/2015 (E)	ZMW	1,755	227
19.625%, 09/21/2015 (E)	ZMW	12,000	1,522

			5,055

Total Global Bonds (Cost $1,423,151) ($ Thousands)			1,299,032

LOAN PARTICIPATIONS — 0.0%

Singapore — 0.0%
Ashmore Cayman SPC, No. 1
0.000%, 08/31/2011 (A) (G) (H)		423	114
Morton Bay
6.220%, 12/31/2013 (G) (H)		3,158	—

Total Loan Participations (Cost $3,556) ($ Thousands)			114

AFFILIATED PARTNERSHIP — 0.5%
SEI Liquidity Fund, L.P.
0.050% † * (J)		6,322,625	6,323

Total Affiliated Partnership (Cost $6,323) ($ Thousands)			6,323

Total Investments — 93.6% (Cost $1,433,030) ($ Thousands) §			$1,305,469

10	SEI Institutional International Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

June 30, 2015

A list of the open futures contracts held by the Fund at June 30, 2015, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Euro-Bund Index	(27)	Sep-2015	$(104)
Korea 10-Year Bond	38	Sep-2015	8
Korea 3-Year Bond	126	Sep-2015	(10)
JSE Bond Future R2037	166	Aug-2015	(30)
JSE Bond Future R208	670	Aug-2015	(68)
U.S. 10-Year Treasury Note	18	Sep-2015	(17)
U.S. 10-Year Treasury Note	(153)	Sep-2015	(28)
U.S. 2-Year Treasury Note	13	Oct-2015	4
U.S. 5-Year Treasury Note	(114)	Oct-2015	(4)
U.S. 5-Year Treasury Note	(26)	Oct-2015	(13)
U.S. Long Treasury Bond	(6)	Sep-2015	23

			$(239)

For the period ended June 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at June 30, 2015, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency To Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
07/02/15-09/16/15	PLN	41,324	USD	154,047	$(408)
07/02/15-09/16/15	USD	50,108	PLN	13,516	209
07/02/15-09/01/15	USD	182,297	BRL	57,665	(376)
07/02/15-08/10/15	EUR	52,173	USD	47,081	295
07/02/15-09/16/15	USD	32,169	EUR	35,974	127
07/07/15-09/28/15	PLN	24,659	EUR	101,110	(625)
07/07/15-07/07/15	TWD	2,907	USD	91,939	73
07/07/15-09/30/15	USD	411,204	TWD	13,178	(155)
07/07/15-07/07/15	EUR	42,239	PLN	10,206	143
07/08/15	USD	236	GBP	359	(12)
07/08/15-09/16/15	INR	17,729	USD	1,138,044	6
07/08/15	USD	151,046	INR	2,324	(45)
07/08/15-09/16/15	ZAR	12,842	USD	157,393	40
07/08/15-09/02/15	BRL	23,874	USD	74,266	(292)
07/10/15-09/15/15	CNH	31,414	USD	201,419	973
07/10/15-07/10/15	AUD	5,301	USD	6,826	(58)
07/10/15-09/15/15	USD	203,350	CNH	31,732	(967)
07/10/15-07/10/15	USD	6,826	AUD	5,309	66
07/13/15-09/16/15	COP	14,548	USD	36,340,115	(629)
07/13/15-09/16/15	USD	41,312,249	COP	16,290	449
07/14/15-09/08/15	USD	1,663,529	RUB	30,764	1,049
07/15/15-10/28/15	USD	38,945	TRY	14,395	171
07/22/15-11/20/15	USD	209,948,380	IDR	15,586	71
07/27/15-07/27/15	THB	8,964	USD	302,119	(25)
07/27/15-09/16/15	RON	12,401	USD	49,406	(112)
07/27/15-09/16/15	USD	348,120	THB	10,491	193

Settlement Date	Currency to Deliver (Thousands)		Currency To Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
07/27/15-09/16/15	CLP	17,459	USD	10,981,461	$(382)
07/29/15-09/16/15	USD	28,676	SGD	21,359	73
07/31/15-09/16/15	HUF	4,668	USD	1,290,204	(109)
07/31/15-09/16/15	USD	1,875,042	HUF	6,794	169
07/31/15-09/17/15	USD	97,027	MXN	6,306	140
07/31/15-09/16/15	USD	182,067	ZAR	14,684	(184)
07/31/15-09/17/15	MXN	27,772	USD	427,745	(611)
08/10/15	EUR	65,052	RON	14,585	74
08/10/15	RON	12,260	EUR	54,736	(49)
08/11/15-11/20/15	IDR	20,662	USD	276,893,432	(331)
08/11/15-10/28/15	TRY	24,711	USD	67,873	126
08/17/15-09/16/15	PHP	9,354	USD	418,295	(111)
08/24/15-09/08/15	USD	71,224	ILS	18,427	(463)
08/26/15-09/16/15	USD	45,676	PEI	14,247	(7)
09/02/15-09/17/15	MYR	8,734	USD	32,202	(241)
09/08/15	CAD	7,940	USD	9,886	(28)
09/08/15-09/16/15	USD	5,966,905	CLP	9,434	163
09/08/15	USD	9,886	CAD	7,884	(28)
09/08/15	ILS	14,076	USD	53,077	2
09/10/15	EUR	729,739	HUF	2,324	14
09/10/15-09/10/15	HUF	2,535	EUR	787,436	(46)
09/16/15-09/16/15	SGD	1,656	USD	2,240	6
09/16/15	CNY	10,074	USD	61,995	(129)
09/16/15	PEI	171	USD	549	—
09/16/15-09/16/15	USD	27,004	RON	6,748	35
09/16/15-09/24/15	USD	15,985,222	KRW	14,392	64
09/16/15	KRW	167,494	USD	5,158,876	57
09/17/15	USD	11,429	MYR	3,007	(6)
10/21/15-06/02/16	NGN	7,382	USD	1,836,197	1,276
12/04/15-03/23/16	USD	1,174,956	NGN	5,039	(480)

					$(845)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at June 30, 2015, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Citigroup	$(130,855)	$130,308	$(547)
Goldman Sachs	(308,174)	308,185	11
HSBC	(24,954)	24,954	—
JPMorgan Chase Bank	(314,554)	314,240	(314)
Merrill Lynch	(49,441)	49,498	57
Standard Chartered	(49,216)	49,164	(52)

			$(845)

For the period ended June 30, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

11	SEI Institutional International Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

June 30, 2015

A list of open OTC swap agreements held by the Fund at June 30, 2015, are as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Goldman Sachs	3-Month ZAR - JIBAR	8.76%	01/16/2029	ZAR	52,000	$93
Goldman Sachs	6-Month PLN - WIBOR	2.99%	06/11/2025	PLN	13,391	3
Goldman Sachs	28-Day MXN - TIIE	6.36%	05/21/2025	MXN	23,145	4
Goldman Sachs	3.45%	6-Month HUF - BUBOR	05/11/2025	HUF	800,000	(7)
Goldman Sachs	4.53%	1-Day CLP - CLICP	03/11/2025	CLP	791,933	124
Goldman Sachs	3-Month ZAR JIBAR	8.30%	01/16/2024	ZAR	23,000	22
Goldman Sachs	3-Month ZAR JIBAR	8.19%	12/20/2023	ZAR	10,000	2
Goldman Sachs	1-Year BRL - CDI	10.89%	01/03/2023	BRL	5,012	(186)
Goldman Sachs	1-Day BRL - CDI	11.99%	01/02/2023	BRL	3,000	(39)
Goldman Sachs	1-Day BRL - CDI	12.73%	01/04/2021	BRL	10,608	6
Goldman Sachs	0.59%	6-Month CZK - PRIBOR	03/13/2020	CZK	25,000	4
Goldman Sachs	5.12%	28-Day MXN - TIIE	11/28/2019	MXN	12,000	2
Goldman Sachs	28-Day MXN - TIIE	6.82%	06/27/2019	MXN	218,869	58
Goldman Sachs	1-Year BRL - CDI	11.81%	01/02/2018	BRL	9,833	(111)
Goldman Sachs	1-Year BRL - CDI	11.98%	01/02/2018	BRL	3,338	(33)
Goldman Sachs	1-Day BRL - CDI	13.27%	01/02/2017	BRL	27,961	(80)
Goldman Sachs	2.45%	6-Month HUF - BUBOR	07/11/2016	HUF	3,073,496	(107)
Goldman Sachs	0.76%	3-Month ILS - TELBOR	05/22/2016	ILS	11,000	(19)
Goldman Sachs	0.95%	3-Month ILS - TELBOR	04/02/2016	ILS	6,000	(13)
Goldman Sachs	1.21%	3-Month ILS - TELBOR	02/14/2016	ILS	8,000	(25)
Goldman Sachs	3.31%	6-Month PLN - WIBOR	02/03/2016	PLN	30,000	(112)
Goldman Sachs	1.20%	3-Month ILS - TELBOR	01/16/2016	ILS	34,383	(104)
Goldman Sachs	1-Year BRL - CDI	11.59%	01/04/2016	BRL	5,024	(23)
Goldman Sachs	1-Year BRL - CDI	11.00%	01/04/2016	BRL	45,820	(233)
Goldman Sachs	1-Year BRL - CDI	11.92%	01/04/2016	BRL	20,309	(73)
JPMorgan Chase Bank	4.72%	1-Day CLP - CLICP	06/05/2025	CLP	1,293,489	181
JPMorgan Chase Bank	4.29%	6-Month HUF - BUBOR	08/04/2024	HUF	800,000	(298)
JPMorgan Chase Bank	6-Month THB - BIBOR	2.13%	05/18/2020	THB	185,000	(14)
JPMorgan Chase Bank	0.50%	6-Month CZK - PRIBOR	05/05/2020	CZK	140,000	51
JPMorgan Chase Bank	5.33%	Columbia IBR Overnight Interbank	03/11/2020	COP	6,515,340	68
JPMorgan Chase Bank	0.54%	6-Month CZK - PRIBOR	02/16/2020	CZK	250,000	1
JPMorgan Chase Bank	3-Month ILS - TELBOR	1.14%	03/24/2019	ILS	100,000	(166)
JPMorgan Chase Bank	0.64%	3-Month ILS - TELBOR	07/31/2016	ILS	15,000	(44)

						$(1,068)

Cross Currency Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount of Currency Received (Thousands)	Notional Amount of Currency Delivered (Thousands)	Net Unrealized Depreciation ($ Thousands)
JPMorgan Chase Bank	3-Month USD - LIBOR	8.57%	10/28/2016	TRY	80,000	(35,826)	$(479)

12	SEI Institutional International Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

June 30, 2015

A list of open centrally cleared swap agreements held by the Fund at June 30, 2015, are as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation ($ Thousands)
Bank of America	2.34%	3-Month USD - LIBOR	02/06/2045	USD	1,930	$221
Bank of America	2.14%	3-Month USD - LIBOR	01/12/2025	USD	3,534	53
JPMorgan Chase Bank	2.08%	3-Month USD - LIBOR	01/13/2025	USD	4,680	97

						$371

For the period ended June 30, 2015, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,394,874 ($ Thousands).

*	Rate shown is the 7-day effective yield as of June 30, 2015.

†	Investment in Affiliated Security.

(1)	In U.S. dollars unless otherwise indicated.

(A)	Security in default on interest payments.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2015.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on June 30, 2015. The coupon on a step bond changes on a specified date.

(E)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(F)	Real Estate Investment Trust.

(G)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2015 was $571 ($ Thousands) and represented 0.0% of Net Assets.

(H)	Securities considered illiquid. The total market value of such securities as of June 30, 2015 was $571 ($ Thousands) and represented 0.0% of Net Assets.

(I)	This security or a partial position of this security is on loan at June 30, 2015. The total market value of securities on loan at June 30, 2015 was $5,134 ($ Thousands).

(J)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2015 was $6,323 ($ Thousands).

§	At June 30, 2015, the tax basis cost of the Fund’s investments was $1,433,030 ($ Thousands), and the unrealized appreciation and depreciation were $16,513 ($ Thousands) and ($144,074) ($ Thousands), respectively.

AUD — Australian Dollar

BRL — Brazilian Real

BIBOR — Bangkok Interbank Offered Rate

BUBOR — Budapest Interbank Offered Rate

CAD — Canadian Dollar

CDI — Average One-Day Interbank Deposit Rate

CLN — Credit Linked Note

CLICP — Colombia IBR Overnight Interbank Reference Rate

CLP — Chilean Peso

CNH — Chinese Yuen (Offshore)

CNY — Chinese Renminbi

COP — Colombian Peso

CZK — Czech Koruna

DEM — German Mark

DOP — Dominican Peso

EUR — Euro

GBP — British Pound Sterling

HUF — Hungarian Forint

IBR — Interbank Rate

IDR — Indonesian Rupiah

ILS — Israeli Shekel

INR — India Rupee

JIBAR — Johannesburg Interbank Agreed Rate

KES — Kenyan Shilling

KRW — Korean Won

IDR — Indonesian Rupiah

L.P. — Limited Partnership

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

PEI — Peruvian Inca

PHP — Philippine Peso

PIK — Payment-in-Kind

PLC — Public Limited Company

PLN — Polish Zloty

PRIBOR — Prague Interbank Offered Rate

RON — Romanian Leu

RUB — Russian Ruble

Ser — Series

SGD — Singapore Dollar

SPC — Segregated Portfolio Company

TELBOR — Tel Aviv Interbank Offered Rate

THB — Thai Baht

TIIE — Equilibrium Interbank Offered Rate

TRY — New Turkish Lira

TWD — Taiwan Dollar

13	SEI Institutional International Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

June 30, 2015

USD — U.S. Dollar

WIBOR — Warsaw Interbank Offered Rate

ZAR — South African Rand

ZMW — Zambian Kwacha

The following is a list of the level of inputs used as of June 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3 (1)	Total
Global Bonds	$—	$1,298,575	$457	$1,299,032
Loan Participations	—	—	114	114
Affiliated Partnership	—	6,323	—	6,323

Total Investments in Securities	$—	$1,304,898	$571	$1,305,469

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$35	$—	$—	$35
Unrealized Depreciation	(274)	—	—	(274)
Forwards Contracts *
Unrealized Appreciation	—	6,064	—	6,064
Unrealized Depreciation	—	(6,909)	—	(6,909)
OTC Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	619	—	619
Unrealized Depreciation	—	(1,687)	—	(1,687)
Cross Currency Swaps *
Unrealized Depreciation	—	(479)	—	(479)
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	371	—	371

Total Other Financial Instruments	$(239)	$(2,021)	$—	$(2,260)

(1)	Of the $571 ($ Thousands) in Level 3 securities as of June 30, 2015, $571 ($ Thousands) or 0.04% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are no valued by third party pricing vendors or broker quotes. A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

14	SEI Institutional International Trust / Quarterly Report / June 30, 2015

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as amended as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional International Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: August 28, 2015

By	/s/ Arthur Ramanjulu
Arthur Ramanjulu, Controller & CFO

Date: August 28, 2015